APRIL 30, 1998

          P  H  O  E  N  I  X

             F  U  N  D  S

SEMIANNUAL REPORT

- PHOENIX BALANCED FUND
- PHOENIX CONVERTIBLE FUND
- PHOENIX GROWTH FUND
- PHOENIX AGGRESSIVE GROWTH FUND
- PHOENIX HIGH YIELD FUND
- PHOENIX U.S. GOVERNMENT SECURITIES FUND
- PHOENIX MONEY MARKET FUND

[LOGO] PHOENIX
       INVESTMENT PARTNERS

                               TABLE OF CONTENTS

                                                                                                        PAGE
Equity Funds

  The Balanced Fund Series.........................................................................           2

  The Convertible Fund Series......................................................................          12

  The Growth Fund Series...........................................................................          19

  The Aggressive Growth Fund Series................................................................          26

Fixed Income Funds

  The High Yield Fund Series.......................................................................          32

  The U.S. Government Securities Fund Series.......................................................          40

The Money Market Fund Series.......................................................................          46

Notes to Financial Statements......................................................................          52

Fund Features and General Information..............................................................          56

                 Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

CHAIRMAN'S
MESSAGE
                    Dear Phoenix Funds Shareholder:

                       I'm pleased to make you aware that we recently changed
                    our corporate name to Phoenix Investment Partners, Ltd. We feel this new name better fits the growing investment management firm we have been building and reflects our commitment to partnership and excellence in serving the financial needs of investors like you.

                       Over the past year, we have added several of the
                    industry's most experienced and talented money managers to our team to provide you with a wider variety of quality investment products. Phoenix Investment Partners offers you access to the distinct investment styles of independent money managers across the U.S. and around the world:

                    Aberdeen Fund Managers, Inc.
                    Duff & Phelps Investment Management Co.
                    Phoenix Investment Counsel, Inc.
                    Roger Engemann & Associates, Inc.
                    Seneca Capital Management LLC
                    Classic Value group, led by Chris Bertelsen
                    Quantitative Value group, led by Steve Colton and Dong Hao Zhang

                       As always, we are committed to providing you with sound
                    investments and outstanding service--now with even more choices, including value-style mutual funds. To learn more about our new partners and their distinctive investment styles, contact your financial adviser or call a marketing specialist at 1-800-243-4361.

                                              Sincerely,

                                                [SIGNATURE]
                                              Philip R. McLoughlin
                                               PRESIDENT, PHOENIX FUNDS

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Balanced Fund is designed for investors seeking to supplement current income while maintaining the potential for future growth and conservation of capital.

INVESTMENT ADVISER'S REPORT
  Aided by a strong U.S. equity market, the Phoenix Balanced Fund posted strong gains over this latest fiscal reporting period. For the six-month reporting cycle ended April 30, 1998, Class A shares returned 11.62% and Class B shares earned 11.23%. During the same period, the Fund's benchmark index* provided a total return of 13.59%, and the average return for 392 balanced funds was 11.55%, according to Lipper Analytical Services Inc. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

COMMON STOCK SUMMARY
  Positive contributors to equity performance during this latest reporting cycle included the Fund's overweighted position in the "red-hot" health-care sector as well as strong stock selection in capital goods, consumer staples and financial services. Individual stocks which produced stellar gains included such names as Pfizer, HBO & Company, Gillette, BMC Software and Tyco International. On the other side of the equation, negative contributors over the last six months included the portfolio's exposure to the poorly performing energy group and weakness in some of our technology and consumer cyclical holdings.

FIXED-INCOME SUMMARY
  The fixed-income portion of the portfolio is managed by a fixed-income team, using a multi-sector approach. Sector holdings have been opportunistically shifted over the past six months into the most undervalued sectors and out of sectors determined to be overvalued. Early in the year we were increasing our exposure to U.S. Treasuries due to historically tight credit spreads. Over the past six months, the Asian crisis has caused spreads to widen across all credit sensitive sectors. We took advantage of this spread widening, increasing our exposure to investment-grade corporates, taxable municipals, commercial mortgage-backed securities and emerging markets.

OUTLOOK
  Looking ahead, we expect economic growth to moderate later in the year as the impact of the Asian crisis begins to take hold in the United States. Although we expect the U.S. economy to slow, we do not foresee a recession on the immediate horizon. As it relates to corporate profits, we believe earnings growth will continue to slow, creating a challenging environment for investors and further fueling the volatility and rotation in the market.

  Specific to the equity portion of the Fund, we are maintaining our overweighted positions in health care and technology, and are pleased with the recent strong performance we received from these two sectors. Because of the current speculative merger and acquisition environment in the financial services arena, we believe that some of the group has become overbought and have elected to selectively take profits in this sector. Lastly, given the attractive risk/reward opportunities in the energy group, it is our intention to add to these stocks as crude oil prices begin to show further signs of stabilization.

  The fixed-income segment of the portfolio is positioned well for the new fiscal year. The average credit quality is A+ and the duration is 4.8 years, approximately equal to the Lehman Brothers Aggregate Bond Index. The credit quality assigned to the Fund is based solely on the creditworthiness of the investments in the portfolio and does not apply to the stability or safety of the Fund. The sector allocation is well balanced with exposure to the conventional core sectors, such as, investment-grade corporates and agency mortgage-backed securities, and enhanced core sectors, such as taxable municipals, commercial mortgage-backed securities, non-agency residential mortgage-backed securities, and emerging-market debt.

  As of April 30, 1998, the Phoenix Balanced Fund's asset allocation was 57% equities, 38% fixed-income and 5% cash equivalents.

  * The benchmark index is a composite of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Index, and 10% 90-day Treasury bills. This composite index is not available for direct investment.

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
                                                               ----------      -----------   --------------
U.S. GOVERNMENT SECURITIES--3.7%
U.S. TREASURY NOTES--3.7%
  U.S. Treasury Notes 5.375%, 1/31/00.......................   AAA             $   62,000    $   61,794,774
  U.S. Treasury Notes 6.875%, 3/31/00.......................   AAA                  2,900         2,967,715
                                                                                             --------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $65,019,076)...........................................................       64,762,489
                                                                                             --------------
AGENCY MORTGAGE-BACKED SECURITIES--4.2%
  GNMA 6.50%, '23-'26.......................................   AAA                 72,947        72,753,753
                                                                                             --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $70,789,985)...........................................................       72,753,753
                                                                                             --------------
MUNICIPAL BONDS--6.7%
CALIFORNIA--2.7%
  California State Department Water System Series S 5%,
    12/1/29.................................................   AA                   3,460         3,282,675
  Fresno County Pension Taxable 6.21%, 8/15/06..............   AAA                  5,150         5,104,937
  Kern County Pension Obligation Taxable 7.26%, 8/15/14.....   AAA                  6,830         7,239,800
  Long Beach Pension Obligation Taxable 6.87%, 9/1/06.......   AAA                  3,090         3,209,737
  Los Angeles County Public Works 5.125%, 12/1/29...........   AAA                  5,250         5,053,125
  Orange County General Obligation Revenue Taxable 7.62%
    9/1/08..................................................   AAA                  9,545        10,404,050
  San Bernardino County Obligation Revenue Taxable 6.87%,
    8/1/08..................................................   AAA                  1,480         1,528,100
  San Bernardino County Obligation Revenue Taxable 6.94%,
    8/1/09..................................................   AAA                  4,035         4,196,400
  Sonoma County Pension Obligation 6.625%, 6/1/13...........   AAA                  3,600         3,613,500
  Ventura County Pension Taxable 6.58%, 11/1/06.............   AAA                  3,560         3,631,200
                                                                                             --------------
                                                                                                 47,263,524
                                                                                             --------------
FLORIDA--1.1%
  Florida State Department of Transportation 5%, 7/1/27.....   AA+                  4,200         4,011,000

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
                                                               ----------      -----------   --------------
FLORIDA--CONTINUED

  Miami Beach Special Obligation Taxable 8.60%, 9/1/21......   AAA             $   11,675    $   13,061,406
  University of Miami Exchangeable Revenue Series A Taxable
    7.65%, 4/1/20...........................................   AAA                  1,940         2,027,300
                                                                                             --------------
                                                                                                 19,099,706
                                                                                             --------------
MASSACHUSETTES--0.4%
  Massachusetts State Port Authority Revenue 6.05%,
    7/1/02..................................................   AA-                  3,280         3,263,600
  Massachusetts State Water Authority 5%, 8/1/24............   AAA                  4,200         3,990,000
                                                                                             --------------
                                                                                                  7,253,600
                                                                                             --------------
NEW YORK--0.6%
  New York State Taxable Series C 6.35%, 03/01/07 (e).......   AAA                 10,055        10,080,138
                                                                                             --------------
PENNSYLVANIA--0.5%
  Pittsburgh Pension Taxable 6.50%, 3/1/17..................   AAA                  9,245         8,979,206
                                                                                             --------------
TEXAS--1.0%
  Dallas-Fort Worth Texas International Taxable 6.50%,
    11/1/09.................................................   AAA                  1,900         1,900,000
  Dallas-Fort Worth Texas International Taxable 6.60%,
    11/1/12.................................................   AAA                  6,250         6,281,250
  Houston Texas Water & Sewer Refunding Jr Series D 5%,
    12/1/25.................................................   AAA                  5,250         4,994,063
  Texas State Taxable - Veterans Limited Series B 6.10%,
    12/1/03.................................................   AA                   4,500         4,455,000
                                                                                             --------------
                                                                                                 17,630,313
                                                                                             --------------
VIRGINIA--0.1%
  Newport News Taxable Series B 7.05%, 1/15/25 (e)..........   AA                   2,500         2,503,125
                                                                                             --------------
WASHINGTON--0.3%
  Washington State Series E Taxable 5%, 7/1/22..............   AA+                  5,250         4,954,688
                                                                                             --------------
TOTAL MUNICIPAL BONDS
  (Identified cost $116,322,719)..........................................................      117,764,300
                                                                                             --------------

                       See Notes to Financial Statements                       3

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
ASSET-BACKED SECURITIES--2.5%                                  ----------      -----------   --------------
  AESOP Funding II LLC 144A 97-1, A2 6.40%, 10/20/03 (c)....   AAA             $    8,500    $    8,603,594
  Associates Manufactured Housing Pass Through 97-2 A6
    7.075%, 3/15/28.........................................   AAA                  3,000         3,043,125
  Capital Equipment Receivables Trust 97-1B, 6.45%,
    8/15/02.................................................   A+                   4,900         4,958,187
  Chase Credit Card Master Trust 97-2A 6.30%, 4/15/03.......   AAA                  9,000         9,050,976
  Fleetwood Credit Corp. 96-B, A 6.90%, 3/15/12.............   AAA                  2,716         2,741,223
  Green Tree Financial Corp. 96-2, M1 7.60%, 4/15/27........   AA-                  9,150         9,513,141
  Green Tree Financial Corp. 96-4, A6 7.40%, 6/15/27........   AAA                  4,500         4,673,672
  Green Tree Home Improvement Loan 6.90%, 7/15/21...........   AAA                    886           893,620
                                                                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $42,691,942)...........................................................       43,477,538
                                                                                             --------------
CORPORATE BONDS--4.0%
BANKS (MONEY CENTER)--0.8%
  IBJ Preferred Capital Co. 144A 8.79%, 12/29/49 (c)........   BBB-                 6,680         6,332,453
  SB Treasury Co. 9.125%, 12/29/49..........................   BBB-                 6,680         6,780,200
                                                                                             --------------
                                                                                                 13,112,653
                                                                                             --------------
COMMUNICATIONS EQUIPMENT--0.4%
  Panamsat Corp 144A 6.125%, 1/15/05 (c)....................   A-                   7,000         6,833,750
                                                                                             --------------
CONSUMER FINANCE--0.4%
  Ford Motor Credit 6%, 1/14/03.............................   A                    6,900         6,848,250
                                                                                             --------------
DISTRIBUTORS (FOOD & HEALTH)--0.4%
  McKesson Corp. 144A 6.40%, 3/1/08 (c).....................   A-                   7,100         7,011,250
                                                                                             --------------
HEALTH CARE (DIVERSIFIED)--0.3%
  Buckeye Cellulose Corp. 9.25%, 9/15/08....................   BB-                  4,185         4,425,637
                                                                                             --------------
INVESTMENT BANKING/BROKERAGE--0.4%
  Merrill Lynch & Co., 6%, 2/12/03..........................   AA-                  7,000         6,947,500
                                                                                             --------------

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
                                                               ----------      -----------   --------------

MEDICAL PRODUCTS & SUPPLIES--0.4%
  Boston Scientific Corp. 6.625%, 3/15/05...................   A-              $    7,000    $    7,017,500
                                                                                             --------------
RETAIL (FOOD CHAINS)--0.3%
  Fred Meyer 7.45%, 3/1/08..................................   BB+                  5,800         5,785,500
                                                                                             --------------
TELEPHONE--0.4%
  Century Telephone Enterprises Series F 6.30%, 1/15/08.....   BBB+                 7,000         6,895,000
                                                                                             --------------
TRUCKERS & MARINE--0.1%
  Teekay Shipping Corp. 8.32%, 2/1/08.......................   BB                   1,675         1,735,719
                                                                                             --------------
TRUCKS & PARTS--0.1%
  Cummins Engine 6.45%, 3/1/05..............................   BBB+                 2,350         2,332,375
                                                                                             --------------
TOTAL CORPORATE BONDS
  (Identified cost $69,233,676)...........................................................       68,945,134
                                                                                             --------------
NON-AGENCY MORTGAGE BACKED SECURITIES--8.2%
  CS First Boston Mortgage 95-AE, B 7.182%, 11/25/27........   AA-                  6,260         6,299,125
  CS First Boston Mortgage Securities Corp. 97-C2, B 6.72%,
    11/17/07................................................     AA(d)              9,000         9,118,125
  CS First Boston Corp. 97-SPCE, D 144A 7.332%, 3/15/09
    (c).....................................................   NR                   4,039         4,066,768
  Case Equipment Loan Trust 98-A A4, 5.83% 2/15/05..........   AAA                 11,600        11,572,044
  DLJ Mortgage Acceptance Corp. 96-CF1, A1B 144A 7.58%,
    3/13/28 (c).............................................   AAA                  6,475         6,883,734
  Equicredit Home Equity Loan Trust 6.28%, 5/15/12..........   AAA                    725           725,131
  First Union Lehman Bros. 97-C1, B 7.43%, 4/18/07..........     AA(d)              8,532         8,961,266
  G.E. Capital Mortgage Services, Inc. 96-8, M 7.25%,
    5/25/26.................................................   AA                   5,093         5,204,420
  GMAC Commercial Mortgage Securities, Inc. 97-B, C2 6.70%,
    12/15/07................................................     AA(d)              5,000         5,045,312
  Lehman Large Loan LL1, B 6.95%, 3/12/07...................   AA                  10,500        10,795,312
  Nationslink Funding Corp. 96-1, B 7.69%, 12/20/05.........   AA                   5,907         6,246,632
  New Century Home Equity Loan Trust 6.78%, 8/25/25.........   AAA                  9,000         9,022,500

4                      See Notes to Financial Statements

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
NON-AGENCY MORTGAGE BACKED SECURITIES--CONTINUED               ----------      -----------   --------------
  Newcourt Receivables Asset Trust 97-1 A3 6.11%, 5/20/01...   AAA             $    2,100    $    2,104,594
  Premier Auto Trust 98-1, A4 5.70%, 1/6/03.................     Aaa(d)             4,000         3,976,250
  Prudential Home Mortgage Securities 93-L, 2B3 144A 6.641%,
    12/25/23 (c)............................................      A(d)              5,000         4,935,938
  Residential Asset Securitization Trust 96-A8, A1 8%,
    12/25/26................................................   AAA                  2,273         2,286,704
  Residential Funding Mortgage Securities I 96-S1, A11
    7.10%, 1/25/26..........................................   AAA                  7,000         7,052,500
  Residential Funding Mortgage Securities I 96-S4, M1 7.25%,
    2/25/26.................................................   AA                   5,890         5,939,834
  Residential Funding Mortgage Securities, I 96-S8, A4
    6.75%, 3/25/11..........................................   AAA                  2,607         2,637,588
  Securitized Asset Sales 93-J 2B 6.808%, 11/28/23..........      A(d)              7,237         7,252,811
  Structured Asset Securities Corp. 93-C1, B 6.60%,
    10/25/24................................................   A+                   4,415         4,347,753
  Structured Asset Securities Corp. 95-C4, B 7%, 6/25/26....   AA                   5,000         5,040,625
  Triangle Funding Ltd. 97-3A, 1B 5.846%, 10/15/05..........   AA                   6,000         5,988,750
  Wings Commercial Loan Master Trust I, 98-AA, AZ, 144A
    5.905%, 3/20/06 (c).....................................   AAA                  8,000         8,007,500
                                                                                             --------------
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
  (Identified cost $140,771,336)..........................................................      143,511,216
                                                                                             --------------
FOREIGN GOVERNMENT SECURITIES--6.9%
ARGENTINA--0.9%
  Republic of Argentina Bearer FRB 6.25%, 3/31/05 (f).......   BB                  11,210        10,299,187
  Republic of Argentina 9.75%, 9/19/27......................   BB                   5,080         4,904,740
                                                                                             --------------
                                                                                                 15,203,927
                                                                                             --------------
BRAZIL--0.6%
  Republic of Brazil NMB-L 6.75%, 4/15/09 (f)...............   BB-                 12,625        10,644,453
                                                                                             --------------

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
                                                               ----------      -----------   --------------

BULGARIA--0.3%
  Bulgaria FLIRB Bearer Series A Euro 2.25%, 7/28/12 (f)....      B(d)         $    8,350    $    5,615,375
                                                                                             --------------
COLOMBIA--0.6%
  Republic of Colombia Global Bond 7.25%, 2/15/03...........   BBB-                 8,950         8,703,875
  Republic of Colombia Global Bond 7.25%, 2/23/04...........   BBB-                 1,750         1,653,750
                                                                                             --------------
                                                                                                 10,357,625
                                                                                             --------------
CROATIA--0.6%
  Croatia Series B 6.50%, 7/31/06 (f).......................   BBB-                 5,084         4,668,174
  Croatia Series A 6.625%, 7/31/10 (f)......................   BBB-                 6,100         5,417,562
                                                                                             --------------
                                                                                                 10,085,736
                                                                                             --------------
ECUADOR--0.3%
  Ecuador Bearer PDI Euro, PIK interest capitalization
    6.625%, 2/27/15 (f).....................................      B(d)              8,122         5,195,856
                                                                                             --------------
KOREA--0.2%
  Republic of Korea 8.875%, 4/15/08.........................   BB+                  3,130         3,086,180
                                                                                             --------------
MEXICO--0.9%
  United Mexican States Global Bond 11.50%, 5/15/26.........   BB                  12,575        15,168,594
                                                                                             --------------
PANAMA--0.8%
  Republic of Panama 8.875%, 9/30/27........................   BB+                 15,470        15,152,865
                                                                                             --------------
PERU--0.3%
  Peru PDI 4%, 3/7/17 (f)...................................   BB                   7,850         5,362,531
                                                                                             --------------
POLAND--0.8%
  Poland Bearer PDI 4%, 10/27/14 (f)........................   BBB-                16,000        14,640,000
                                                                                             --------------
RUSSIA--0.3%
  Russia Ian Principal Loans 144A 6.719%, 12/15/15 (c)(f)...   NR                   7,585         5,465,941
                                                                                             --------------
VENEZUELA--0.3%
  Republic of Venezuela 9.25%, 9/15/27......................   B+                   5,695         5,031,532
                                                                                             --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $116,131,478)..........................................................      121,010,615
                                                                                             --------------

                       See Notes to Financial Statements                       5

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
VENEZUELA--CONTINUED                                           ----------      -----------   --------------
FOREIGN CORPORATE BONDS--0.4%
ARGENTINA--0.2%
  Telefonica de Argentina 9.125%, 5/7/08....................   BBB-            $    3,850    $    3,869,250
                                                                                             --------------
CHILE--0.2%
  Petropower I Funding Trust 144A 7.36%, 2/15/14 (c)........   BBB                  2,900         2,876,945
                                                                                             --------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $6,725,938)............................................................        6,746,195
                                                                                             --------------


                                                                                 SHARES
                                                                               -----------
PREFERRED STOCKS--1.1%
REITS--1.1%
  Home Ownership Funding 2, Step-down Pfd. 144A 13.338%
    (c).....................................................                       20,000        19,353,780
                                                                                             --------------
TOTAL PREFERRED STOCKS
  (Identified cost $18,772,330)...........................................................       19,353,780
                                                                                             --------------

COMMON STOCKS--54.1%
AEROSPACE/DEFENSE--1.1%
  Boeing Co..............................................................         379,300        18,988,706
                                                                                             --------------
BANKS (MAJOR REGIONAL)--2.6%
  Banc One Corp..........................................................         171,370        10,078,698
  BankBoston Corp........................................................          70,100         7,566,419
  Mellon Bank Corp.......................................................          67,400         4,852,800
  NationsBank Corp.......................................................         140,700        10,658,025
  U.S. Bancorp...........................................................         102,400        13,004,800
                                                                                             --------------
                                                                                                 46,160,742
                                                                                             --------------
BANKS (MONEY CENTER)--1.3%
  BankAmerica Corp.......................................................         100,600         8,551,000
  Citicorp...............................................................          49,100         7,389,550
  NDB Bancorp, Inc.......................................................          82,600         7,671,475
                                                                                             --------------
                                                                                                 23,612,025
                                                                                             --------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.7%
  CBS Corp...............................................................         510,200        18,175,875
  Chancellor Media Corp. (b).............................................         245,500        11,645,906
                                                                                             --------------
                                                                                                 29,821,781
                                                                                             --------------
CHEMICALS--0.9%
  Monsanto Co............................................................         284,900        15,064,087
                                                                                             --------------
CHEMICAL (SPECIALTY)--0.4%
  Solutia, Inc...........................................................         265,200         7,525,050
                                                                                             --------------

                                                                                 SHARES          VALUE
                                                                               -----------   --------------

COMMUNICATIONS EQUIPMENT--0.4%
  Ciena Corp. (b)........................................................         112,200    $    6,255,150
                                                                                             --------------
COMPUTERS (HARDWARE)--3.0%
  International Business Machines Corp...................................         454,000        52,607,250
                                                                                             --------------
COMPUTERS (NETWORKING)--0.6%
  Cisco Systems, Inc. (b)................................................         132,025         9,670,831
                                                                                             --------------
COMPUTERS (PERIPHERALS)--0.4%
  EMC Corp. (b)..........................................................         164,600         7,592,175
                                                                                             --------------
COMPUTERS (SOFTWARE & SERVICES)--4.6%
  America Online, Inc. (b)...............................................          38,700         3,093,581
  BMC Software, Inc. (b).................................................         232,200        21,725,212
  Comdisco, Inc..........................................................         127,000         5,619,750
  Computer Associates International, Inc.................................         292,600        17,135,387
  Compuware Corp. (b)....................................................         419,500        20,503,062
  Edwards (J.D.) & Co. (b)...............................................         183,300         6,530,062
  Sterling Commerce......................................................         118,400         5,039,400
                                                                                             --------------
                                                                                                 79,646,454
                                                                                             --------------
CONSUMER FINANCE--0.7%
  American Express Co....................................................          50,200         5,120,400
  Household International, Inc...........................................          58,600         7,702,237
                                                                                             --------------
                                                                                                 12,822,637
                                                                                             --------------
DISTRIBUTORS (FOOD & HEALTH)--0.7%
  Cardinal Health, Inc...................................................         128,100        12,329,625
                                                                                             --------------
ELECTRICAL EQUIPMENT--0.9%
  General Electric Co....................................................         194,900        16,590,862
                                                                                             --------------
ELECTRONICS (INSTRUMENTATION)--0.3%
  Linear Technology Corp.................................................          75,000         6,037,500
                                                                                             --------------
ELECTRONICS (SEMICONDUCTORS)--0.6%
  Intel Corp.............................................................         127,100        10,271,269
                                                                                             --------------
FINANCIAL (DIVERSIFIED)--1.0%
  American General Corp..................................................          34,600         2,305,225
  FHLMC..................................................................         337,800        15,644,363
                                                                                             --------------
                                                                                                 17,949,588
                                                                                             --------------
HEALTH CARE (LONG TERM CARE)--0.9%
  HEALTHSOUTH Corp. (b)..................................................         511,100        15,428,831
                                                                                             --------------
HEALTH CARE (DIVERSIFIED)--2.6%
  Bristol-Myers Squibb Co................................................         224,600        23,779,525
  Warner-Lambert Co......................................................         117,900        22,305,206
                                                                                             --------------
                                                                                                 46,084,731
                                                                                             --------------

6                      See Notes to Financial Statements

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                                                                                 SHARES          VALUE
                                                                               -----------   --------------
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--2.6%
  Pfizer, Inc............................................................         192,400    $   21,897,525
  Schering Plough Corp...................................................         128,500        10,296,062
  Watson Pharmaceuticals, Inc. (b).......................................         306,100        13,162,300
                                                                                             --------------
                                                                                                 45,355,887
                                                                                             --------------
HEALTH CARE (HOSPITAL MANAGEMENT)--1.6%
  HBO & Co...............................................................         330,700        19,779,994
  Tenet Healthcare Corp..................................................         203,400         7,614,788
                                                                                             --------------
                                                                                                 27,394,782
                                                                                             --------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
  Guidant Corp...........................................................         155,900        10,425,813
  Medtronic, Inc.........................................................         252,900        13,308,863
                                                                                             --------------
                                                                                                 23,734,676
                                                                                             --------------
HOUSEHOLD FURN. & APPLIANCES--0.1%
  Sunbeam Corp., Inc.....................................................          50,500         1,268,813
                                                                                             --------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--0.8%
  Colgate-Palmolive Co...................................................         157,200        14,098,875
                                                                                             --------------
INSURANCE (LIFE/HEALTH)--0.4%
  UNUM Corp..............................................................         146,000         7,847,500
                                                                                             --------------
INSURANCE (MULTI-LINE)--1.6%
  American International Group, Inc......................................          82,200        10,814,438
  Reliastar Financial Corp...............................................         108,700         4,959,438
  Travelers Group, Inc...................................................         204,000        12,482,250
                                                                                             --------------
                                                                                                 28,256,126
                                                                                             --------------
INSURANCE (PROPERTY-CASUALTY)--0.8%
  Allstate Corp..........................................................         137,700        13,253,625
                                                                                             --------------
MACHINERY (DIVERSIFIED)--0.8%
  Deere & Co.............................................................         164,600         9,618,813
  Thermo Electron Corp...................................................         126,600         5,040,262
                                                                                             --------------
                                                                                                 14,659,075
                                                                                             --------------
MANUFACTURING (DIVERSIFIED)--0.9%
  Tyco International Ltd.................................................         279,700        15,243,650
                                                                                             --------------
OIL (DOMESTIC INTEGRATED)--1.0%
  Tosco Corp.............................................................         484,500        17,260,313
                                                                                             --------------
OIL & GAS (DRILLING & EQUIPMENT)--2.7%
  Cooper Cameron Corp. (b)...............................................          81,900         5,441,231
  Diamond Offshore Drilling, Inc.........................................         174,400         8,829,000
  Halliburton Co.........................................................         196,700        10,818,500
  Schlumberger Ltd.......................................................         158,600        13,143,975
  Transocean Offshore, Inc...............................................         155,400         8,682,975
                                                                                             --------------
                                                                                                 46,915,681
                                                                                             --------------

                                                                                 SHARES          VALUE
                                                                               -----------   --------------
PAPER & FOREST PRODUCTS--0.5%
  International Paper Co.................................................         161,200    $    8,412,625
                                                                                             --------------
PERSONAL CARE--1.1%
  Gillette Co............................................................         162,300        18,735,506
                                                                                             --------------
RETAIL (BUILDING SUPPLIES)--0.8%
  Home Depot, Inc........................................................         197,400        13,743,975
                                                                                             --------------
RETAIL (DRUG STORES)--2.1%
  CVS Corp...............................................................         238,500        17,589,375
  Rite Aid Corp..........................................................         601,100        19,310,338
                                                                                             --------------
                                                                                                 36,899,713
                                                                                             --------------
RETAIL (FOOD CHAINS)--1.4%
  Safeway, Inc. (b)......................................................         621,800        23,783,850
                                                                                             --------------
RETAIL (GENERAL MERCHANDISE)--2.4%
  Borders Group, Inc. (b)................................................         225,300         7,237,763
  Consolidated Stores Corp. (b)..........................................         394,300        15,772,000
  Fred Meyer, Inc. (b)...................................................         184,390         8,262,977
  Staples, Inc. (b)......................................................         414,050        10,221,859
                                                                                             --------------
                                                                                                 41,494,599
                                                                                             --------------
RETAIL (SPECIALTY-APPAREL)--0.4%
  TJX Companies, Inc.....................................................         144,500         6,394,125
                                                                                             --------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.3%
  MCI Communications Corp................................................         195,300         9,826,031
  AT&T Corp..............................................................         505,900        30,385,619
                                                                                             --------------
                                                                                                 40,211,650
                                                                                             --------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.6%
  Airtouch Communications, Inc. (b)......................................         560,200        29,760,625
  Tele-Comm Liberty Media Group (b)......................................         463,400        15,379,088
                                                                                             --------------
                                                                                                 45,139,713
                                                                                             --------------
WASTE MANAGEMENT--1.1%
  U.S.A. Waste Services, Inc. (b)........................................         401,500        19,698,594
                                                                                             --------------
TOTAL COMMON STOCKS
  (Identified cost $775,309,150)..........................................................      944,262,647
                                                                                             --------------
FOREIGN COMMON STOCKS--3.0%
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.4%
  Elan PLC Sponsored ADR (Ireland) (b)...................................         102,900         6,392,662
                                                                                             --------------
HOUSEHOLD FURN. & APPLIANCES--1.6%
  Philips Electronics NV ADR NY Registered (Netherlands).................         317,100        28,539,000
                                                                                             --------------
TELECOMMUNICATIONS EQUIPMENT--0.3%
  Telefonaktiebolaget LM Ericsson ADR (Sweden)...........................          95,800         4,927,713
                                                                                             --------------

                       See Notes to Financial Statements                       7

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                                                                                 SHARES          VALUE
                                                                               -----------   --------------
TELEPHONE--0.7%
  Telecom Brasil ADR (Brazil)............................................          99,900    $   12,169,069
                                                                                             --------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $46,721,977)...........................................................       52,028,444
                                                                                             --------------

TOTAL LONG-TERM INVESTMENTS --94.8%
  (Identified cost $1,468,489,607)........................................................    1,654,616,111
                                                                                             --------------

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)
                                                               ----------      -----------
SHORT-TERM OBLIGATIONS--4.6%
COMMERCIAL PAPER--4.6%
  Campbell Soup Co. 5.47%, 5/1/98...........................   A-1+            $    4,324         4,320,058
  Corporate Receivables Capital 5.50%, 5/1/98...............   A-1+                   900           900,000
  Exxon Imperial U.S., Inc. 5.50%, 5/4/98...................   A-1+                 5,000         4,997,708
  Preferred Receivables Funding Corp. 5.60%, 5/4/98.........   A-1                  4,300         4,297,993
  Deutsche Bank Financial 5.51%, 5/6/98.....................   A-1+                 5,000         4,996,174
  Greenwich Funding Corp. 5.55%, 5/6/98.....................   A-1                  5,155         5,151,026
  Campbell Soup Co. 5.47%, 5/7/98...........................   A-1+                 5,076         5,071,372
  Kimberly-Clark Corp., 5.51% 5/7/98........................   A-1+                 1,720         1,718,421
  AlliedSignal, Inc., 5.52%, 5/8/98.........................   A-1                  5,000         4,994,633
  Merrill Lynch Co. 5.52%, 5/12/98..........................   A-1+                 4,140         4,133,017
  Corporate Financial 5.51%, 5/13/98........................   A-1                  2,500         2,495,408

                                                                STANDARD           PAR
                                                                & POOR'S          VALUE
                                                                 RATING           (000)          VALUE
                                                               ----------      -----------   --------------
  Corporate Receivables Corp. 5.50%, 5/13/98................   A-1+            $    1,855    $    1,851,568
  Potomac Electric Power Co. 5.52%, 5/14/98.................   A-1                  3,890         3,882,246
  BellSouth Capital Funding Corp. 5.50%, 5/15/98............   A-1+                 4,510         4,500,354
  Private Export Funding Corp. 5.50%, 5/15/98...............   A-1+                 4,500         4,490,377
  Private Export Funding Corp. 5.48%, 5/21/98...............   A-1+                10,464        10,432,142
  Greenwich Funding Corp. 5.52%, 5/22/98....................   A-1+                 3,800         3,787,764
  CXC, Inc. 5.41%, 6/15/98..................................   A-1+                 5,000         4,992,500
  Private Export Funding Corp. 5.36%, 8/3/98................   A-1+                 2,405         2,402,836
  CXC, Inc. 5.47%, 9/16/98..................................   A-1+                 1,000           976,753
                                                                                             --------------
                                                                                                 80,392,350
                                                                                             --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $80,336,823)...........................................................       80,392,350
                                                                                             --------------

TOTAL INVESTMENTS--99.4%
  (Identified cost $1,548,826,430)........................................................    1,735,008,461(a)

  Cash and receivables, less liabilities--0.6%............................................       10,726,492
                                                                                             --------------
NET ASSETS--100.0%........................................................................   $1,745,734,953
                                                                                             --------------
                                                                                             --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $194,269,019 and gross depreciation of $8,086,988 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $1,548,826,430.
(b)   Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to a value of $80,371,653 or 4.6% of net assets.
(d)   As rated by Moody's, Fitch or Duff & Phelps
(e)   Segregated as collateral.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

8                      See Notes to Financial Statements

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $1,548,826,430)                            $  1,735,008,461
Short-term investments held as collateral for loaned
  securities                                                         7,069,900
Cash                                                                     5,048
Receivables
  Investment securities sold                                        23,645,731
  Interest and dividends                                             7,497,769
  Fund shares sold                                                     238,428
                                                              ----------------
    Total assets                                                 1,773,465,337
                                                              ----------------
LIABILITIES
Payables
  Investments securities purchased                                  16,255,119
  Fund shares repurchased                                            2,637,040
  Collateral on securities loaned                                    7,069,900
  Investment advisory fee                                              761,089
  Transfer agent fee                                                   255,797
  Distribution fee                                                     380,907
  Financial agent fee                                                   32,006
  Trustees' fee                                                          9,300
Accrued expenses                                                       329,226
                                                              ----------------
    Total liabilities                                               27,730,384
                                                              ----------------
NET ASSETS                                                    $  1,745,734,953
                                                              ----------------
                                                              ----------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  1,450,603,541
Undistributed net investment income                                  3,533,725
Accumulated net realized gain                                      105,415,656
Net unrealized appreciation                                        186,182,031
                                                              ----------------
NET ASSETS                                                    $  1,745,734,953
                                                              ----------------
                                                              ----------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,712,082,369)              100,988,830
Net asset value per share                                               $16.95
Offering price per share
  $16.95/(1-4.75%)                                                      $17.80
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $33,652,584)                   1,990,896
Net asset value and offering price per share                            $16.90

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   23,906,772
Dividends                                                          5,044,907
Security lending                                                     143,555
                                                              --------------
    Total investment income                                       29,095,234
                                                              --------------

EXPENSES
Investment advisory fee                                            4,529,453
Distribution fee-Class A                                           2,101,588
Distribution fee-Class B                                             156,637
Financial agent fee                                                  191,391
Transfer agent                                                     1,037,019
Printing                                                             142,580
Custodian                                                             69,830
Professional                                                          27,066
Registration                                                          19,219
Trustees                                                              10,674
Miscellaneous                                                         42,149
                                                              --------------
    Total expenses                                                 8,327,606
                                                              --------------
NET INVESTMENT INCOME                                             20,767,628
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  107,757,123
Net change in unrealized appreciation (depreciation) on
  investments                                                     61,427,846
                                                              --------------
NET GAIN ON INVESTMENTS                                          169,184,969
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  189,952,597
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                       9

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               APRIL 30, 1998      YEAR ENDED
                                                                (UNAUDITED)     OCTOBER 31, 1997
                                                              ----------------  -----------------
FROM OPERATIONS
  Net investment income                                       $     20,767,628   $    47,448,167
  Net realized gain                                                107,757,123       250,161,443
  Net change in unrealized appreciation (depreciation)              61,427,846           404,566
                                                              ----------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 189,952,597       298,014,176
                                                              ----------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                   (21,388,908)      (48,278,671)
  Net investment income--Class B                                      (286,006)         (561,622)
  Net realized gains--Class A                                     (245,758,798)     (194,038,812)
  Net realized gains--Class B                                       (4,498,006)       (2,800,356)
                                                              ----------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (271,931,718)     (245,679,461)
                                                              ----------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,479,573 and 4,597,468
    shares, respectively)                                           40,323,199        78,630,179
  Net asset value of shares issued from reinvestments of
    distributions
    (16,161,592 and 13,753,866 shares, respectively)               246,831,649       223,224,574
  Cost of shares repurchased (11,879,139 and 32,162,386
    shares, respectively)                                         (196,942,009)     (548,027,979)
                                                              ----------------  -----------------
Total                                                               90,212,839      (246,173,226)
                                                              ----------------  -----------------
CLASS B
  Proceeds from sales of shares (181,625 and 319,964 shares,
    respectively)                                                    3,051,430         5,480,183
  Net asset value of shares issued from reinvestments of
    distributions
    (289,442 and 189,697 shares, respectively)                       4,411,570         3,074,179
  Cost of shares repurchased (155,273 and 329,164 shares,
    respectively)                                                   (2,562,028)       (5,630,228)
                                                              ----------------  -----------------
Total                                                                4,900,972         2,924,134
                                                              ----------------  -----------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS         95,113,811      (243,249,092)
                                                              ----------------  -----------------
  NET INCREASE (DECREASE) IN NET ASSETS                             13,134,690      (190,914,377)
                                                              ----------------  -----------------
NET ASSETS
  Beginning of period                                            1,732,600,263     1,923,514,640
                                                              ----------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF
    $3,533,725 AND $4,441,011, RESPECTIVELY)                  $  1,745,734,953   $ 1,732,600,263
                                                              ----------------  -----------------
                                                              ----------------  -----------------

10                     See Notes to Financial Statements

PHOENIX BALANCED FUND SERIES
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                -------------------------------------------------------------------------------
                                   SIX
                                 MONTHS
                                  ENDED
                                 4/30/98                    YEAR ENDED OCTOBER 31,
                                (UNAUDITED)     1997          1996          1995          1994          1993
                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of
 period                         $  18.07      $   17.56     $   17.04     $   15.23     $   16.64     $   15.92
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income             0.21           0.48          0.48          0.52          0.48          0.46
  Net realized and unrealized
    gain (loss)                     1.54           2.38          1.46          1.80         (1.01)         1.08
                                ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                    1.75           2.86          1.94          2.32         (0.53)         1.54
                                ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income              (0.22)         (0.48)        (0.49)        (0.51)        (0.49)        (0.46)
  Dividends from net realized
    gains                          (2.65)         (1.87)        (0.93)           --         (0.39)        (0.36)
                                ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS            (2.87)         (2.35)        (1.42)        (0.51)        (0.88)        (0.82)
                                ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value          (1.12)          0.51          0.52          1.81         (1.41)        (0.72)
                                ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD  $  16.95      $   18.07     $   17.56     $   17.04     $   15.23     $   16.64
                                ---------     ---------     ---------     ---------     ---------     ---------
                                ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                    11.62%(3)      18.04%        12.03%        15.52%        (3.28)%        9.92%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                 $1,712,082    $1,702,385    $1,897,306    $2,345,440    $2,601,808    $3,126,014
RATIO TO AVERAGE NET ASSETS
 OF:
  Operating expenses                0.96%(2)       0.98%         1.01%         1.02%         0.96%         0.95%
  Net investment income             2.44%(2)       2.65%         2.74%         3.27%         3.03%         2.88%
Portfolio turnover                    82%(3)        206%          191%          197%          159%          130%
Average commission rate
 paid(4)                         $0.0487        $0.0541       $0.0546           N/A           N/A           N/A

                                                             CLASS B
                                -----------------------------------------------------------------
                                   SIX                                                    FROM
                                 MONTHS                                                 INCEPTION
                                  ENDED                                                  7/15/94
                                 4/30/98             YEAR ENDED OCTOBER 31,                TO
                                (UNAUDITED)     1997          1996          1995        10/31/94
                                ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of
 period                         $  18.04      $   17.54     $   17.01     $   15.23     $   15.27
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income             0.15           0.35          0.35          0.40          0.09
  Net realized and unrealized
    gain (loss)                     1.52           2.37          1.47          1.80         (0.04)
                                ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                    1.67           2.72          1.82          2.20          0.05
                                ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income              (0.16)         (0.35)        (0.36)        (0.42)        (0.09)
  Dividends from net realized
    gains                          (2.65)         (1.87)        (0.93)           --            --
                                ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS            (2.81)         (2.22)        (1.29)        (0.42)        (0.09)
                                ---------     ---------     ---------     ---------     ---------
Change in net asset value          (1.14)          0.50          0.53          1.78         (0.04)
                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD  $  16.90      $   18.04     $   17.54     $   17.01     $   15.23
                                ---------     ---------     ---------     ---------     ---------
                                ---------     ---------     ---------     ---------     ---------
Total return(1)                    11.23%(3)      17.13%        11.24%        14.68%        (0.34)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                  $33,653        $30,216       $26,209       $16,971        $4,629
RATIO TO AVERAGE NET ASSETS
 OF:
  Operating expenses                1.75%(2)       1.73%         1.76%         1.78%         1.65%(2)
  Net investment income             1.65%(2)       1.90%         1.96%         2.46%         2.36%(2)
Portfolio turnover                    82%(3)        206%          191%          197%          159%
Average commission rate
 paid(4)                         $0.0487        $0.0541       $0.0546           N/A           N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements                      11

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Convertible Fund is designed for an investor seeking to supplement current income while maintaining the potential for growth.

INVESTMENT ADVISER'S REPORT
  For the six-month period ended April 30, 1998, Phoenix Convertible Fund Class A and B shares posted solid returns of 6.74% and 6.42%, respectively, compared with a 9.12% return for the CS First Boston Convertible Securities Index*. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  During this latest reporting cycle, speculative-grade convertibles outperformed investment-grade issues. The portfolio's underperformance versus the benchmark resulted primarily from our energy holdings and from our relatively conservative investment posture in a rapidly rising market. Consumer cyclical and staples stocks registered strong gains over the last six months and our heavy exposure to these sectors benefited performance. Top contributors included U.S. West, Media Group, Time Warner, Cablevision Systems and Office Depot.

OUTLOOK
  Looking ahead, we expect economic growth to moderate later in the year as the impact of the Asian crisis begins to take hold in the United States. Although our forecast calls for a slowdown in the U.S. economy, we do not foresee a recession on the immediate horizon. As it relates to the stock market, we believe that corporate profit growth will continue to slow, creating a challenging earnings environment for investors and further fueling the volatility and rotation in the market. As always, we remain committed to the Fund's overall objective of providing low-risk equity exposure. The portfolio's asset allocation as of April 30, 1998 was 80% convertible securities, 4% common stock and 16% cash equivalents.

  * The CS First Boston Convertible Index includes issues rated "B-" or better by Standard & Poor's, with a minimum issue size of $50 million. The Index is not available for direct investment.

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                      STANDARD         PAR
                                      & POOR'S        VALUE
                                       RATING         (000)            VALUE
                                     -----------   -----------   ------------------
CONVERTIBLE BONDS--53.9%
COMMUNICATIONS EQUIPMENT--0.7%
  BBN Corp. Cv. 6%, 4/1/12.........  B             $    1,500    $        1,455,000
                                                                 ------------------
COMPUTER (SOFTWARE & SERVICES)--1.2%
  System Software Association Cv.
    7%, 9/15/02....................  NR                 2,750             2,378,750
                                                                 ------------------
DIVERSIFIED MISCELLANEOUS--2.1%
  Berkshire Hathaway Cv. 1%,
    12/2/01........................  AA                 2,325             4,286,719
                                                                 ------------------
ELECTRICAL EQUIPMENT--2.8%
  Itron, Inc. Cv. 6.75%,
    3/31/04........................  NR                 1,850             1,720,500
  Thermo Electron Corp. Cv. 144A
    4.25%, 1/1/03 (c)..............  A-                 3,500             4,020,625
                                                                 ------------------
                                                                          5,741,125
                                                                 ------------------
ELECTRONICS (SEMICONDUCTORS)--1.0%
  Xilinx, Inc. Cv. 5.25%,
    11/1/02........................  B                  1,850             1,981,813
                                                                 ------------------
HEALTH CARE (DIVERSIFIED)--1.5%
  Chiron Corp. Cv. 144A 1.90%,
    11/17/00 (c)...................  BBB+               3,250             3,022,500
                                                                 ------------------
HEALTH CARE (LONG TERM CARE)--0.5%
  Atria Communities, Inc. Cv. 144A
    5%, 10/15/02 (c)...............  B-                 1,000               996,250
                                                                 ------------------
HOUSEHOLD FURN. & APPLIANCES--1.2%
  Sunbeam Corp. Cv. 0%, 3/25/18....  NR                 7,800             2,437,500
                                                                 ------------------
LEISURE TIME PRODUCTS--5.8%
  Imax Corp. Cv. 5.75%, 4/1/03.....  B                  4,250             5,838,437
  Time Warner, Inc. Cv. 0%,
    6/22/13........................  BBB-              10,135             6,119,006
                                                                 ------------------
                                                                         11,957,443
                                                                 ------------------
METALS MINING--5.3%
  Coeur d'Alene Cv. 144A 7.25%,
    10/31/05 (c)...................  NR                 7,500             6,993,750
  Coeur d'Alene Euro Cv. 6%,
    6/10/02........................  CCC+               1,000               765,000
  Stillwater Mining Co. Cv. 7%,
    5/1/03.........................  NR                 2,800             3,125,500
                                                                 ------------------
                                                                         10,884,250
                                                                 ------------------

                                      STANDARD         PAR
                                      & POOR'S        VALUE
                                       RATING         (000)            VALUE
                                     -----------   -----------   ------------------
OIL & GAS (DRILLING & EQUIPMENT)--9.1%
  Baker Hughes, Inc. Cv. 0%,
    5/5/08.........................  A-            $    2,100    $        1,722,000
  Diamond Offshore Drilling, Inc.
    Cv. 3.75%, 2/15/07.............  BBB+               1,500             2,002,500
  Halter Marine Group, Inc. Cv.
    4.50%, 9/15/04.................  B+                 3,550             3,092,937
  Halter Marine Group, Inc. Cv.
    144A 4.50%, 9/15/04 (c)........  NR                 2,175             1,894,969
  Key Energy Group Cv. 144A 5%,
    9/15/04 (c)....................  NR                 2,000             1,660,000
  Nabors Industries, Inc. Cv. 5%,
    5/15/06........................  BBB-               4,605             6,901,744
  Offshore Logistic Cv. 144A 6%,
    12/15/03 (c)...................  B+                 1,000             1,197,500
                                                                 ------------------
                                                                         18,471,650
                                                                 ------------------
PUBLISHING--1.2%
  Hollinger, Inc. Cv. 0%,
    10/5/13........................  BB-                6,000             2,407,500
                                                                 ------------------
PUBLISHING (NEWSPAPERS)--0.7%
  Times Mirror Co. Cv. 144A 0%,
    4/15/17 (c)....................  A                  3,500             1,513,750
                                                                 ------------------
RETAIL (DRUG STORES)--2.8%
  Rite Aid Corp. Cv. 144A 5.25%,
    9/15/02 (c)....................  BBB                5,175             5,808,938
                                                                 ------------------
RETAIL (GENERAL MERCHANDISE)--4.9%
  Home Depot, Inc. Cv. 3.25%,
    10/1/01........................  A+                 1,250             1,945,313
  Office Depot, Inc. Cv. 0%,
    11/1/08........................  BB-                2,500             1,959,375
  Pep Boys Cv. 0%, 9/20/11.........  BBB                7,775             4,169,344
  Saks Holdings, Inc. Cv. 5.50%,
    9/15/06........................  B                  1,250             1,084,375
  Sports Authority, Inc. (The) Cv.
    144A 5.25%, 9/15/01 (c)........  B                  1,000               913,750
                                                                 ------------------
                                                                         10,072,157
                                                                 ------------------
SERVICES (ADVERTISING/MARKETING)--3.4%
  Interpublic Group (The) Cv. 144A
    1.80%, 9/16/04 (c).............  NR                 2,500             2,381,250
  Omnicom Group, Inc. Cv. 144A
    2.25%, 1/6/13 (c)..............  NR                 4,000             4,580,000
                                                                 ------------------
                                                                          6,961,250
                                                                 ------------------

                       See Notes to Financial Statements                      13

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

                                      STANDARD         PAR
                                      & POOR'S        VALUE
                                       RATING         (000)            VALUE
                                     -----------   -----------   ------------------
SERVICES (COMMERCIAL & CONSUMER)--0.5%
  Metamor Worldwide, Inc. Cv.
    2.94%, 8/15/04.................  NR            $    1,000    $        1,036,250
                                                                 ------------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.0%
  Premiere Technology Cv. 144A
    5.75%, 7/1/04 (c)..............  NR                 1,500             1,732,500
  U.S. Cellular Corp. Cv. 0%,
    6/15/15........................  BBB-               6,000             2,287,500
                                                                 ------------------
                                                                          4,020,000
                                                                 ------------------
WASTE MANAGEMENT--7.2%
  Chemical Waste Management, Inc.
    Cv. 0%, 8/16/10................  BBB+              14,150             6,919,350
  U.S.A. Waste Services, Inc. Cv.
    4%, 2/1/02.....................  BBB-               2,650             3,259,500
  WMX Technologies, Inc. Cv. 2%,
    1/24/05........................  BBB+               4,710             4,521,600
                                                                 ------------------
                                                                         14,700,450
                                                                 ------------------
TOTAL CONVERTIBLE BONDS
  (Identified cost $106,453,167)..............................          110,133,295
                                                                 ------------------
FOREIGN CONVERTIBLE BONDS--5.0%
SINGAPORE--1.1%
  APP Finance VII Mauritius Cv.
    144A 3.50%, 4/30/03 (c)........  NR                 2,300             2,294,250
                                                                 ------------------
SWITZERLAND--3.9%
  Roche Holdings, Inc. Cv. 144A 0%,
    5/6/12 (c).....................  NR                 7,800             3,597,750
  Sandoz Capital BVI Ltd. Cv. 2%,
    10/6/02........................    Aaa(b)           1,500             2,343,750
  Sandoz Capital BVI Ltd. Cv. 144A
    2%, 10/6/02 (c)................    Aaa(b)           1,330             2,078,125
                                                                 ------------------
                                                                          8,019,625
                                                                 ------------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $9,566,443)................................           10,313,875
                                                                 ------------------

                                                     SHARES
                                                   -----------
CONVERTIBLE PREFERRED STOCKS--21.3%
AIRLINES--1.5%
  Trans World Air Cv. Pfd. 8%..................        82,900             3,025,850
                                                                 ------------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.5%
  Cablevision Systems Corp. Cv. Pfd. 8.50%.....        21,000             1,008,000
                                                                 ------------------
COMMUNICATIONS EQUIPMENT--0.9%
  Merrill Lynch & Co. Series Cox (STRYPES) Cv.
    Pfd. 6%....................................        26,100               975,487
  TCI Pacific Communications Cv. Pfd. 5%.......         4,800               876,000
                                                                 ------------------
                                                                          1,851,487
                                                                 ------------------

                                                     SHARES            VALUE
                                                   -----------   ------------------
COMPUTERS (SOFTWARE & SERVICES)--0.4%
  Microsoft Corp. Series A Cv. Pfd. $2.196.....         8,500    $          791,562
                                                                 ------------------
HEALTH CARE (DIVERSIFIED)--0.6%
  McKesson Corp. Cv. Pfd. 144A $2.50 (c).......        11,600             1,122,300
                                                                 ------------------
HOUSEHOLD FURN. & APPLIANCES--3.6%
  Newell Financial Trust I Cv. Pfd. 5.25%,
    Series 144A (c)............................       129,900             7,355,588
                                                                 ------------------
INSURANCE (MULTI-LINE)--3.0%
  American General Delaware Series A Cv. Pfd.
    6%.........................................        24,600             2,091,000
  St. Paul Capital LLC MIPS Cv. Pfd. 6%........        56,000             4,088,000
                                                                 ------------------
                                                                          6,179,000
                                                                 ------------------
METALS MINING--1.5%
  Timet Capital Trust I Cv. Pfd. 144A 6.625%
    (c)........................................        20,000               960,000
  USX Corp. Cv. Pfd. 6.75%.....................        97,800             2,004,900
                                                                 ------------------
                                                                          2,964,900
                                                                 ------------------
NATURAL GAS--2.7%
  El Paso Energy Capital Cv. Pfd. 4.75%........       104,000             5,466,500
                                                                 ------------------
OIL & GAS (DRILLING & EQUIPMENT)--1.6%
  EVI, Inc. Cv. Pfd. 144A, 5% (c)..............        69,500             3,266,500
                                                                 ------------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.5%
  Belco Oil & Gas Cv. Pfd. 6.50%...............        40,000             1,035,000
  Lomak Petroleum Cv. Pfd. 144A 5.75% (c)......        50,000             2,106,250
                                                                 ------------------
                                                                          3,141,250
                                                                 ------------------
PAPER & FOREST PRODUCTS--1.0%
  International Paper Co. Cv. Pfd. 5.25%.......        38,600             2,084,400
                                                                 ------------------
RAILROADS--1.0%
  Union Pacific Capital Trust Cv. Pfd. 144A
    6.25% (c)..................................        40,000             2,085,000
                                                                 ------------------
TELEPHONE--0.5%
  US West, Inc. Series D Cv. Pfd. 4.50%........        12,700               968,375
                                                                 ------------------
TEXTILES (APPAREL)--1.0%
  Designer Finance Cv. Pfd. 6%.................        46,700             2,101,500
                                                                 ------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $39,721,128)...............................           43,412,212
                                                                 ------------------
COMMON STOCKS--4.2%
AEROSPACE/DEFENSE--0.5%
  Boeing Co....................................        20,400             1,021,275
                                                                 ------------------
ALUMINUM--0.5%
  Kaiser Aluminum Corp.........................        36,800               384,100
  Reynolds Metals Co...........................         9,200               607,200
                                                                 ------------------
                                                                            991,300
                                                                 ------------------

14                     See Notes to Financial Statements

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

                                                         SHARES               VALUE
METALS MINING--0.3%                                     --------        ------------------
  Stillwater Mining Co.........................                22,900   $          605,418
                                                                        ------------------
OIL & GAS (DRILLING & EQUIPMENT)--1.9%
  Friede Goldman International, Inc............                30,400            1,223,613
  Marine Drilling Companies, Inc...............                31,900              775,569
  Noble Drilling Corp..........................                30,393              982,074
  Varco International, Inc.....................                29,000              891,750
                                                                        ------------------
                                                                                 3,873,006
                                                                        ------------------
RETAIL (GENERAL MERCHANDISE)--0.5%
  Consolidated Stores Corp.....................                25,700            1,028,000
                                                                        ------------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
  AT&T Corp....................................                16,300              979,019
                                                                        ------------------
TOTAL COMMON STOCKS
  (Identified cost $6,993,758).......................................            8,498,018
                                                                        ------------------
TOTAL LONG-TERM INVESTMENTS--84.4%
  (Identified cost $162,734,496).....................................          172,357,400
                                                                        ------------------

                                      STANDARD         PAR
                                      & POOR'S        VALUE
                                       RATING         (000)
                                     -----------   -----------
SHORT-TERM OBLIGATIONS--16.3%
COMMERCIAL PAPER--15.5%
  Enterprise Funding Corp. 5.54%,
    5/1/98.........................  A-1               $2,000             2,000,000
  Marsh & McLennan Companies 5.52%,
    5/1/98.........................  A-1+               4,460             4,460,000
  SBC Communications, Inc. 5.52%,
    5/4/98.........................  A-1+               2,500             2,498,850

                                      STANDARD         PAR
                                      & POOR'S        VALUE
                                       RATING         (000)            VALUE
                                     -----------   -----------   ------------------
COMMERCIAL PAPER--CONTINUED
  Kimberly-Clark Corp. 5.51%,
    5/7/98.........................  A-1+              $3,945    $        3,941,377
  AlliedSignal, Inc. 5.52%
    5/8/1998.......................  A-1                2,165             2,162,676
  Procter & Gamble Co. 5.53%,
    5/8/98.........................  A-1+               3,500             3,496,236
  AlliedSignal, Inc. 5.53%,
    5/11/98........................  A-1                3,590             3,584,485
  Anheuser-Busch Cos., Inc. 5.50%,
    5/11/98........................  A-1+                 850               848,702
  Associates Corp. of North America
    5.50%, 5/13/98.................  A-1+               3,750             3,750,000
  Dupont (E.I.) de Nemours & Co.
    5.50%, 5/27/98.................  A-1+               3,355             3,341,673
  Corporate Receivables Corp.
    5.50%, 6/12/98.................  A-1+               1,525             1,508,536
                                                                 ------------------
                                                                         31,592,535
                                                                 ------------------
FEDERAL AGENCY SECURITIES--0.8%
  FHLMC 5.43%, 5/22/98..........................        1,670             1,664,710
                                                                 ------------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $33,263,925)...............................           33,257,245
                                                                 ------------------
TOTAL INVESTMENTS--100.7%
  (Identified cost $195,998,421)..............................          205,614,645(a)
  Cash and receivables, less liabilities--(0.7%)..............           (1,455,142)
                                                                 ------------------
NET ASSETS--100.0%............................................         $204,159,503
                                                                 ------------------
                                                                 ------------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,412,435 and gross depreciation of $4,796,211 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $195,998,421.
(b)  As rated by Moody's.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally qualified institutional buyers. At April 30,1998, these securities amounted to a value of $61,581,545 or 30.2% of net assets.

                       See Notes to Financial Statements                      15

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $195,998,421)                              $  205,614,645
Short-term investments held as collateral for loaned
  securities                                                       2,493,800
Cash                                                               2,299,831
Receivables
  Investment securities sold                                       1,128,489
  Dividends and interest                                             876,474
  Fund shares sold                                                    62,557
                                                              --------------
    Total assets                                                 212,475,796
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                  2,493,800
  Investment securities purchased                                  5,372,974
  Fund shares repurchased                                            192,274
  Investment advisory fee                                            109,892
  Distribution fee                                                    47,575
  Transfer agent fee                                                  35,742
  Trustees' fee                                                        9,301
  Financial agent fee                                                  7,582
Accrued expenses                                                      47,153
                                                              --------------
    Total liabilities                                              8,316,293
                                                              --------------
NET ASSETS                                                    $  204,159,503
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  181,862,456
Undistributed net investment income                                  662,970
Accumulated net realized gain                                     12,017,853
Net unrealized appreciation                                        9,616,224
                                                              --------------
NET ASSETS                                                    $  204,159,503
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $195,551,146)               10,372,087

Net asset value per share                                             $18.85
Offering price per share
  $18.85/(1-4.75%)                                                    $19.79

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,608,357)                    458,660

Net asset value and offering price per share                          $18.77

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   3,441,584
Dividends                                                         1,032,127
Security lending                                                      8,539
                                                              -------------
    Total investment income                                       4,482,250
                                                              -------------

EXPENSES
Investment advisory fee                                             664,404
Distribution fee--Class A                                           245,175
Distribution fee--Class B                                            41,458
Financial agent fee                                                  50,810
Transfer agent                                                      116,929
Professional                                                         16,105
Registration                                                         11,489
Custodian                                                            10,954
Trustees                                                             10,674
Printing                                                              7,956
Miscellaneous                                                        10,086
                                                              -------------
    Total expenses                                                1,186,040
                                                              -------------
NET INVESTMENT INCOME                                             3,296,210
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  11,980,932
Net change in unrealized appreciation (depreciation)
  on investments                                                 (2,063,945)
                                                              -------------
NET GAIN ON INVESTMENTS                                           9,916,987
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  13,213,197
                                                              -------------
                                                              -------------

16                     See Notes to Financial Statements

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            APRIL 30, 1998     YEAR ENDED
                                                                                             (UNAUDITED)    OCTOBER 31, 1997
                                                                                            --------------  -----------------
FROM OPERATIONS
  Net investment income                                                                      $  3,296,210    $     6,453,569
  Net realized gain                                                                            11,980,932         26,030,582
  Net change in unrealized appreciation (depreciation)                                         (2,063,945)         1,273,001
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             13,213,197         33,757,152
                                                                                            --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                               (2,955,442)        (6,482,244)
  Net investment income--Class B                                                                  (99,832)          (177,737)
  Net realized gains--Class A                                                                 (24,998,912)       (13,252,457)
  Net realized gains--Class B                                                                  (1,017,432)          (398,476)
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (29,071,618)       (20,310,914)
                                                                                            --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (458,449 and 701,929 shares, respectively)                      9,024,073         13,664,448
  Net asset value of shares issued from reinvestment of distributions
    (1,344,937 and 854,224 shares, respectively)                                               23,720,050         16,093,284
  Cost of shares repurchased (1,239,660 and 2,904,061 shares, respectively)                   (23,083,139)       (56,421,242)
                                                                                            --------------  -----------------
Total                                                                                           9,660,984        (26,663,510)
                                                                                            --------------  -----------------
CLASS B
  Proceeds from sales of shares (52,708 and 131,986 shares, respectively)                         976,268          2,562,597
  Net asset value of shares issued from reinvestment of distributions
    (55,240 and 21,826 shares, respectively)                                                      969,980            410,540
  Cost of shares repurchased (43,892 and 68,900 shares, respectively)                            (822,321)        (1,343,541)
                                                                                            --------------  -----------------
Total                                                                                           1,123,927          1,629,596
                                                                                            --------------  -----------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    10,784,911        (25,033,914)
                                                                                            --------------  -----------------
  NET DECREASE IN NET ASSETS                                                                   (5,073,510)       (11,587,676)
NET ASSETS
  Beginning of period                                                                         209,233,013        220,820,689
                                                                                            --------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $662,970 AND $422,034, RESPECTIVELY)                                                     $204,159,503    $   209,233,013
                                                                                            --------------  -----------------
                                                                                            --------------  -----------------

                       See Notes to Financial Statements                      17

PHOENIX CONVERTIBLE FUND SERIES
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                 -------------------------------------------------------------------------------
                                                    SIX
                                                  MONTHS
                                                   ENDED
                                                  4/30/98                           YEAR ENDED OCTOBER 31,
                                                 (UNAUDITED)     1997          1996          1995          1994          1993
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period             $  20.51      $   19.26     $   18.23     $   17.56     $   19.34     $   18.86
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.32           0.61(4)       0.70(4)       0.87          0.78          0.68
  Net realized and unrealized gain (loss)            0.85           2.54          1.68          1.04         (1.06)         1.53
                                                 ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS                 1.17           3.15          2.38          1.91         (0.28)         2.21
                                                 ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.29)         (0.64)        (0.77)        (1.05)        (0.69)        (0.73)
  Dividends from net realized gains                 (2.54)         (1.26)        (0.58)        (0.19)        (0.81)        (1.00)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                             (2.83)         (1.90)        (1.35)        (1.24)        (1.50)        (1.73)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                           (1.66)          1.25          1.03          0.67         (1.78)         0.48
                                                 ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                   $  18.85      $   20.51     $   19.26     $   18.23     $   17.56     $   19.34
                                                 ---------     ---------     ---------     ---------     ---------     ---------
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                                      6.74%(3)      17.40%        13.55%        11.45%        (1.48)%       12.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)          $195,551      $ 201,170     $ 214,874     $ 219,384     $ 226,294     $ 252,072
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.13%(2)       1.12%         1.17%         1.18%         1.14%         1.15%
  Net investment income                              3.26%(2)       3.11%         3.75%         4.78%         4.27%         3.70%
Portfolio turnover                                     75%(3)        152%          141%           79%           91%           94%
Average commission rate paid(5)                   $0.0585        $0.0661       $0.0619           N/A           N/A           N/A

                                                                              CLASS B
                                                 -----------------------------------------------------------------
                                                    SIX                                                    FROM
                                                  MONTHS                                                 INCEPTION
                                                   ENDED                                                  7/15/94
                                                  4/30/98             YEAR ENDED OCTOBER 31,                TO
                                                 (UNAUDITED)     1997          1996          1995        10/31/94
                                                 ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period             $  20.43      $   19.20     $   18.17     $   17.55     $  17.59
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.26           0.46(4)       0.55(4)       0.70(4)      0.15
  Net realized and unrealized gain (loss)            0.85           2.52          1.68          1.07        (0.06)
                                                 ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS                 1.11           2.98          2.23          1.77         0.09
                                                 ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.23)         (0.49)        (0.62)        (0.96)       (0.13)
  Dividends from net realized gains                 (2.54)         (1.26)        (0.58)        (0.19)          --
                                                 ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                             (2.77)         (1.75)        (1.20)        (1.15)       (0.13)
                                                 ---------     ---------     ---------     ---------     ---------
Change in net asset value                           (1.66)          1.23          1.03          0.62        (0.04)
                                                 ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                   $  18.77      $   20.43     $   19.20     $   18.17     $  17.55
                                                 ---------     ---------     ---------     ---------     ---------
                                                 ---------     ---------     ---------     ---------     ---------
Total return(1)                                      6.42%(3)      16.49%        12.72%        10.59%        0.49%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)            $8,608         $8,063        $5,947        $3,715         $856
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.88%(2)       1.87%         1.92%         1.95%        1.83%(2)
  Net investment income                              2.50%(2)       2.33%         2.95%         3.92%        3.29%(2)
Portfolio turnover                                     75%(3)        152%          141%           79%          91%
Average commission rate paid(5)                   $0.0585        $0.0661       $0.0619           N/A          N/A

(1) Maximum sales load is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

18                     See Notes to Financial Statements

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Growth Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT
  Aided by a strong U.S. equity market, the Phoenix Growth Fund posted double-digit gains over this latest fiscal reporting period. For the six-month reporting cycle ended April 30, 1998, Class A shares returned 17.05% and Class B shares earned 16.65%. During the same period, the Standard & Poor's 500 Composite Index* returned 22.47%, and the average return for 951 growth funds was 17.35%, according to Lipper Analytical Services, Inc. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  Positive contributors to performance during this latest reporting cycle included the Fund's overweighted position in the "red-hot" health-care sector as well as strong stock selection in capital goods, consumer staples, and financial services. Individual holdings that produced stellar gains included such names as Pfizer, HBO & Company, Gillette, BMC Software and Tyco International. On the other side of the equation, negative contributors over the last six months included the portfolio's exposure to the poorly performing energy group and weakness in some of our technology and consumer cyclical holdings.

OUTLOOK
  Looking ahead, we expect economic growth to moderate later in the year as the impact of the Asian crisis begins to take hold in the United States. Although we expect a slowdown in the U.S. economy, we do not foresee a recession on the immediate horizon. As it relates to the stock market, we believe that corporate profit growth will continue to slow, creating a challenging earnings environment for investors and further fueling volatility and rotation in the market.

  Specific to the Phoenix Growth Fund, we are maintaining our overweighted positions in health-care and technology and are pleased with the recent strong performance we received from these two sectors. Because of the current speculative merger and acquisition environment in the financial services arena, we believe that some in the group have become overbought, and we have elected to selectively take profits in this sector. Lastly, given the attractive risk/reward opportunities in the energy group, it is our intention to add to these stocks as crude oil prices begin to show further signs of stabilization.

  * The S&P 500 Index is an unmanaged, commonly used measure of stock market performance. The Index is not available for direct investment.

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                                                                    SHARES            VALUE
                                                                                 -------------   ----------------
COMMON STOCKS--90.8%
AEROSPACE/DEFENSE--1.8%
  Boeing Co.......................................................                   1,018,000   $     50,963,625
                                                                                                 ----------------
BANKS (MAJOR - REGIONAL)--4.4%
  Banc One Corp...................................................                     458,920         26,990,232
  BankBoston Corp.................................................                     189,400         20,443,362
  Mellon Bank Corp................................................                     182,600         13,147,200
  NationsBank Corp................................................                     375,900         28,474,425
  U.S. Bancorp....................................................                     276,700         35,140,900
                                                                                                 ----------------
                                                                                                      124,196,119
                                                                                                 ----------------
BANKS (MONEY CENTER)--2.4%
  BankAmerica Corp................................................                     304,300         25,865,500
  Citicorp........................................................                     132,700         19,971,350
  NDB Bancorp, Inc................................................                     223,100         20,720,412
                                                                                                 ----------------
                                                                                                       66,557,262
                                                                                                 ----------------
BROADCASTING (TELEVISION, RADIO, & CABLE)--2.7%
  CBS Corporation.................................................                   1,305,700         46,515,562
  Chancellor Media Corp. (b)......................................                     639,900         30,355,256
                                                                                                 ----------------
                                                                                                       76,870,818
                                                                                                 ----------------
CHEMICALS--1.4%
  Monsanto Co.....................................................                     765,600         40,481,100
                                                                                                 ----------------
CHEMICALS (SPECIALTY)--0.7%
  Solutia, Inc....................................................                     684,200         19,414,175
                                                                                                 ----------------
COMMUNICATIONS EQUIPMENT--0.6%
  Ciena Corp. (b).................................................                     301,400         16,803,050
                                                                                                 ----------------
COMPUTERS (HARDWARE)--5.0%
  International Business Machines Corp............................                   1,204,400        139,559,850
                                                                                                 ----------------
COMPUTERS (NETWORKING)--0.9%
  Cisco Systems, Inc. (b).........................................                     341,400         25,007,550
                                                                                                 ----------------
COMPUTERS (PERIPHERALS)--0.8%
  EMC Corp. (b)...................................................                     480,500         22,163,062
                                                                                                 ----------------
COMPUTERS (SOFTWARE & SERVICES)--7.6%
  America Online, Inc. (b)........................................                     103,800          8,304,000
  BMC Software, Inc. (b)..........................................                     625,900         58,560,769
  Comdisco, Inc...................................................                     327,900         14,509,575
  Computer Associates International...............................                     776,100         45,450,356
  Compuware Corp. (b).............................................                   1,166,900         57,032,237
  Edwards (J.D.) & Co. (b)........................................                     460,500         16,405,312
  Sterling Commerce...............................................                     319,700         13,607,231
                                                                                                 ----------------
                                                                                                      213,869,480
                                                                                                 ----------------

                                                                                    SHARES            VALUE
                                                                                 -------------   ----------------
CONSUMER FINANCE--1.2%
  American Express Co.............................................                     135,600   $     13,831,200
  Household International, Inc....................................                     158,300         20,806,556
                                                                                                 ----------------
                                                                                                       34,637,756
                                                                                                 ----------------
DISTRIBUTORS (FOOD & HEALTH)--1.2%
  Cardinal Health, Inc............................................                     347,500         33,446,875
                                                                                                 ----------------
ELECTRICAL EQUIPMENT--1.6%
  General Electric Co.............................................                     516,900         44,001,112
                                                                                                 ----------------
ELECTRONICS (INSTRUMENTATION)--0.6%
  Linear Technology Corp..........................................                     196,100         15,786,050
                                                                                                 ----------------
ELECTRONICS (SEMICONDUCTORS)--1.0%
  Intel Corp. (b).................................................                     345,600         27,928,800
                                                                                                 ----------------
ENTERTAINMENT--1.5%
  Liberty Media Group (b).........................................                   1,240,600         41,172,413
                                                                                                 ----------------
FINANCIAL (DIVERSIFIED)--1.7%
  American General Corp...........................................                      92,600          6,169,475
  FHLMC...........................................................                     902,500         41,797,031
                                                                                                 ----------------
                                                                                                       47,966,506
                                                                                                 ----------------
HEALTH CARE (DIVERSIFIED)--4.4%
  Bristol-Myers Squibb Co.........................................                     603,000         63,842,625
  Warner-Lambert Co...............................................                     316,600         59,896,763
                                                                                                 ----------------
                                                                                                      123,739,388
                                                                                                 ----------------
HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS)--4.3%
  Pfizer, Inc.....................................................                     523,000         59,523,937
  Schering Plough Corp............................................                     347,900         27,875,488
  Watson Pharmaceuticals, Inc. (b)................................                     789,700         33,957,100
                                                                                                 ----------------
                                                                                                      121,356,525
                                                                                                 ----------------
HEALTH CARE (HOSPITAL MANAGEMENT)--2.6%
  HBO & Co........................................................                     887,700         53,095,556
  Tenet Healthcare Corp...........................................                     532,700         19,942,956
                                                                                                 ----------------
                                                                                                       73,038,512
                                                                                                 ----------------
HEALTH CARE (LONG TERM CARE)--1.5%
  Healthsouth Corp. (b)...........................................                   1,380,700         41,679,881
                                                                                                 ----------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
  Guidant Corp....................................................                     421,100         28,161,063
  Medtronic, Inc..................................................                     681,700         35,874,463
                                                                                                 ----------------
                                                                                                       64,035,526
                                                                                                 ----------------
HOUSEHOLD FURN. & APPLIANCES--0.1%
  Sunbeam Corp., Inc..............................................                     130,900          3,288,863
                                                                                                 ----------------

20                     See Notes to Financial Statements

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

                                                                                    SHARES            VALUE
                                                                                 -------------   ----------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--1.3%
  Colgate-Palmolive Co............................................                     405,400   $     36,359,313
                                                                                                 ----------------
INSURANCE (LIFE/HEALTH)--0.8%
  UNUM Corp.......................................................                     397,000         21,338,750
                                                                                                 ----------------
INSURANCE (MULTI-LINE)--2.7%
  American International Group, Inc...............................                     221,000         29,075,313
  Reliastar Financial Corp........................................                     292,100         13,327,063
  Travelers Group, Inc............................................                     551,300         33,732,669
                                                                                                 ----------------
                                                                                                       76,135,045
                                                                                                 ----------------
INSURANCE (PROPERTY - CASUALTY)--1.3%
  Allstate Corp...................................................                     370,200         35,631,750
                                                                                                 ----------------
MACHINERY (DIVERSIFIED)--1.5%
  Deere & Co......................................................                     489,900         28,628,531
  Thermo Electron Corp............................................                     338,100         13,460,606
                                                                                                 ----------------
                                                                                                       42,089,137
                                                                                                 ----------------
MANUFACTURING (DIVERSIFIED)--1.5%
  Tyco International Ltd..........................................                     750,700         40,913,150
                                                                                                 ----------------
OIL & GAS (DRILLING & EQUIPMENT)--4.5%
  Cooper Cameron Corp. (b)........................................                     222,800         14,802,275
  Diamond Offshore Drilling, Inc..................................                     474,000         23,996,250
  Halliburton Co..................................................                     534,900         29,419,500
  Schlumberger Ltd................................................                     431,100         35,727,413
  Transocean Offshore, Inc........................................                     422,400         23,601,600
                                                                                                 ----------------
                                                                                                      127,547,038
                                                                                                 ----------------
OIL & GAS (REFINING & MARKETING)--1.6%
  Tosco Corp......................................................                   1,249,800         44,524,125
                                                                                                 ----------------
PAPER & FOREST PRODUCTS--0.8%
  International Paper Co..........................................                     428,600         22,367,563
                                                                                                 ----------------
PERSONAL CARE--1.9%
  Gillette Co.....................................................                     462,700         53,412,931
                                                                                                 ----------------
RETAIL (BUILDING SUPPLIES)--1.4%
  Home Depot, Inc.................................................                     578,700         40,291,988
                                                                                                 ----------------
RETAIL (DRUG STORES)--3.7%
  CVS Corp........................................................                     674,700         49,759,125
  Rite Aid Corp...................................................                   1,679,100         53,941,088
                                                                                                 ----------------
                                                                                                      103,700,213
                                                                                                 ----------------
RETAIL (FOOD CHAINS)--2.3%
  Safeway, Inc....................................................                   1,728,500         66,115,125
                                                                                                 ----------------

                                                                                    SHARES            VALUE
                                                                                 -------------   ----------------
RETAIL (GENERAL MERCHANDISE)--4.0%
  Borders Group, Inc. (b).........................................                     610,000   $     19,596,250
  Consolidated Stores Corp. (b)...................................                   1,038,400         41,536,000
  Fred Meyer, Inc. (b)............................................                     492,680         22,109,015
  Staples, Inc. (b) ..............................................                   1,119,000         27,625,313
                                                                                                 ----------------
                                                                                                      110,866,578
                                                                                                 ----------------
RETAIL (SPECIALTY-APPAREL)--0.6%
  TJX Co., Inc....................................................                     365,200         16,160,100
                                                                                                 ----------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.9%
  Airtouch Communications, Inc. (b)...............................                   1,524,200         80,973,125
                                                                                                 ----------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.9%
  AT&T Corp.......................................................                   1,367,300         82,123,456
  MCI Communications Corp.........................................                     521,400         26,232,938
                                                                                                 ----------------
                                                                                                      108,356,394
                                                                                                 ----------------
WASTE MANAGEMENT--1.8%
  U.S.A. Waste Services Inc. (b)..................................                   1,044,800         51,260,500
                                                                                                 ----------------
TOTAL COMMON STOCKS
  (Identified cost $2,063,290,360)............................................................      2,546,007,123
                                                                                                 ----------------
FOREIGN COMMON STOCKS--4.9%
BIOTECHNOLOGY--0.6%
  Elan PLC Sponsored ADR (Ireland) (b)............................                     265,900         16,519,037
                                                                                                 ----------------
HOUSEHOLD FURN. & APPLIANCES--2.7%
  Philips Electronics NV ADR NY Registered (Netherlands)..........                     849,500         76,455,000
                                                                                                 ----------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
  Telefonaktiebolaget LM Ericsson ADR (Sweden)....................                     257,300         13,234,869
                                                                                                 ----------------
TELEPHONE--1.1%
  Telecom Brasil ADR (Brazil).....................................                     268,400         32,694,475
                                                                                                 ----------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $97,335,197)...............................................................        138,903,381
                                                                                                 ----------------
TOTAL LONG-TERM INVESTMENTS--95.7%
  (Identified cost $2,160,625,557)............................................................      2,684,910,504
                                                                                                 ----------------

                       See Notes to Financial Statements                      21

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

                                                                    STANDARD          PAR
                                                                    & POOR'S         VALUE
                                                                     RATING          (000)            VALUE
                                                                    --------     -------------   ----------------
SHORT-TERM OBLIGATIONS--3.2%
COMMERCIAL PAPER--3.1%
  Deutsche Bank Financial 5.50%, 5/1/98.....................     A-1+                $       5,415   $      5,415,000
  AlliedSignal, Inc. 5.50%, 5/4/98..........................     A-1                         1,827          1,826,163
  SBC Communications Inc. 5.50%, 5/4/98.....................     A-1+                       11,150         11,144,890
  AlliedSignal, Inc. 5.51%, 5/5/98..........................     A-1                        10,991         10,981,052
  Anheuser-Busch Cos., Inc. 5.45%, 5/6/98...................     A-1                         7,885          7,879,031
  Cargill, Inc. 5.48%, 5/7/98...............................     A-1+                       10,000          9,990,867
  Procter & Gamble Co. 5.53%, 5/8/98........................     A-1+                        6,010          6,003,537
  Private Export Funding Corp. 5.50%, 5/15/98...............     A-1+                        7,000          6,985,028
  General Electric Capital Corp. 5.51%, 5/18/98.............     A-1+                       15,000         15,000,000
  Greenwich Funding Corp. 5.52%, 5/22/98....................     A-1+                        2,872          2,862,752
  General Re Corp. 5.5%, 6/4/98.............................     A-1+                        5,000          4,974,028
  Corporate Asset Funding Co., Inc. 5.50%, 6/11/98..........     A-1+                        1,650          1,650,000
  CXC, Inc. 5.52%, 6/12/98..................................     A-1+                        3,700          3,676,172
                                                                                                     ----------------
                                                                                                           88,388,520
                                                                                                     ----------------

                                                                                          PAR
                                                                                         VALUE
                                                                                         (000)            VALUE
                                                                                     -------------   ----------------
FEDERAL AGENCY SECURITIES--0.1%
  FFCB 6.02%, 1/22/99.......................................                         $       1,500   $      1,504,026
                                                                                                     ----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $89,883,183)...................................................................         89,892,546
                                                                                                     ----------------

TOTAL INVESTMENTS--98.9%
  (Identified cost $2,250,508,740)................................................................      2,774,803,050(a)
  Cash and receivables, less liabilities--1.1%....................................................         29,605,160
                                                                                                     ----------------
NET ASSETS--100.0%................................................................................     $2,804,408,210
                                                                                                     ----------------
                                                                                                     ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $536,161,491 and gross depreciation of $11,867,181 for federal income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $2,250,508,740.
(b)   Non-income producing.

22                     See Notes to Financial Statements

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $2,250,508,740)                            $  2,774,803,050
Short-term investments held as collateral for loaned
  securities                                                        18,382,410
Cash                                                                       929
Receivables
  Investment securities sold                                        37,627,030
  Dividends and interest                                             2,211,946
  Fund shares sold                                                     465,965
                                                              ----------------
    Total assets                                                 2,833,491,330
                                                              ----------------

LIABILITIES
Payables
  Collateral on securities loaned                                   18,382,410
  Investment securities purchased                                    4,430,347
  Fund shares repurchased                                            3,302,390
  Investment advisory fee                                            1,498,211
  Distribution fee                                                     621,460
  Transfer agent fee                                                   468,274
  Financial agent fee                                                   44,811
  Trustees' fees                                                         9,301
Accrued expenses                                                       325,916
                                                              ----------------
    Total liabilities                                               29,083,120
                                                              ----------------
NET ASSETS                                                    $  2,804,408,210
                                                              ----------------
                                                              ----------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  2,012,033,625
Undistributed net investment loss                                   (1,093,928)
Accumulated net realized gain                                      269,174,203
Net unrealized appreciation                                        524,294,310
                                                              ----------------
NET ASSETS                                                    $  2,804,408,210
                                                              ----------------
                                                              ----------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,724,718,194)              104,546,666
Net asset value per share                                               $26.06
Offering price per share
  $26.06/(1-4.75%)                                                      $27.36
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $79,690,016)                   3,114,359
Net asset value and offering price per share                            $25.59

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   11,011,413
Interest                                                           2,044,135
Security lending                                                     102,257
                                                              --------------
    Total investment income                                       13,157,805
                                                              --------------

EXPENSES
Investment advisory fee                                            8,548,066
Distribution fee--Class A                                          3,162,529
Distribution fee--Class B                                            356,961
Financial agent fee                                                  258,084
Transfer agent                                                     1,674,032
Printing                                                              90,098
Custodian                                                             65,603
Professional                                                          27,575
Registration                                                          21,983
Trustees                                                              10,674
Miscellaneous                                                         36,128
                                                              --------------
    Total expenses                                                14,251,733
                                                              --------------
NET INVESTMENT LOSS                                               (1,093,928)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities                                  269,652,886
Net change in unrealized appreciation on investments             152,247,025
                                                              --------------
NET GAIN ON INVESTMENTS                                          421,899,911
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  420,805,983
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      23

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED
                                                                                            APRIL 30, 1998      YEAR ENDED
                                                                                             (UNAUDITED)     OCTOBER 31, 1997
                                                                                           ----------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                                                             $     (1,093,928)  $    12,828,128
  Net realized gain                                                                             269,652,886       499,286,602
  Net change in unrealized appreciation (depreciation)                                          152,247,025        37,069,225
                                                                                           ----------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              420,805,983       549,183,955
                                                                                           ----------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                                         --       (17,472,939)
  Net investment income--Class B                                                                         --           (64,123)
  Net realized gains--Class A                                                                  (484,983,916)     (395,993,712)
  Net realized gains--Class B                                                                   (13,740,399)       (8,267,051)
                                                                                           ----------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (498,724,315)     (421,797,825)
                                                                                           ----------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (9,084,861 and 10,576,129 shares, respectively)                 222,514,713       270,447,275
  Net asset value of shares issued from reinvestment of distributions
    (20,476,785 and 16,237,740 shares, respectively)                                            450,490,561       381,717,419
  Cost of shares repurchased (15,508,431 and 23,676,500 shares, respectively)                  (391,022,230)     (604,530,141)
                                                                                           ----------------  -----------------
Total                                                                                           281,983,044        47,634,553
                                                                                           ----------------  -----------------
CLASS B
  Proceeds from sales of shares (401,311 and 938,817 shares, respectively)                        9,716,175        23,549,010
  Net asset value of shares issued from reinvestment of distributions
    (580,369 and 325,555 shares, respectively)                                                   12,570,786         7,574,359
  Cost of shares repurchased (340,191 and 493,546 shares, respectively)                          (8,254,450)      (12,629,905)
                                                                                           ----------------  -----------------
Total                                                                                            14,032,511        18,493,464
                                                                                           ----------------  -----------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                296,015,555        66,128,017
                                                                                           ----------------  -----------------
  NET INCREASE IN NET ASSETS                                                                    218,097,223       193,514,147
NET ASSETS
  Beginning of period                                                                         2,586,310,987     2,392,796,840
                                                                                           ----------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
    ($1,093,928) AND $0, RESPECTIVELY)                                                     $  2,804,408,210   $ 2,586,310,987
                                                                                           ----------------  -----------------
                                                                                           ----------------  -----------------

24                     See Notes to Financial Statements

PHOENIX GROWTH FUND SERIES
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                 -------------------------------------------------------------------------------
                                                    SIX
                                                  MONTHS
                                                   ENDED
                                                  4/30/98                           YEAR ENDED OCTOBER 31,
                                                 (UNAUDITED)     1997          1996          1995          1994          1993
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period             $  27.83      $   26.87     $   24.92     $   21.24     $   21.53     $   20.76
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                      (0.01)(4)       0.14(4)       0.20(4)       0.26          0.26          0.32
  Net realized and unrealized gain (loss)            3.74           5.62          3.63          4.53          0.17          1.15
                                                 ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS                 3.73           5.76          3.83          4.79          0.43          1.47
                                                 ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                 --          (0.21)        (0.25)        (0.30)        (0.24)        (0.32)
  Dividends from net realized gains                 (5.50)         (4.59)        (1.63)        (0.81)        (0.48)        (0.38)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                             (5.50)         (4.80)        (1.88)        (1.11)        (0.72)        (0.70)
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                           (1.77)          0.96          1.95          3.68         (0.29)         0.77
                                                 ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                   $  26.06      $   27.83     $   26.87     $   24.92     $   21.24     $   21.53
                                                 ---------     ---------     ---------     ---------     ---------     ---------
                                                 ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                                     17.05%(3)      24.81%        16.34%        23.91%         2.06%         7.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)          $2,724,718    $2,518,289    $2,347,471    $2,300,251    $2,140,458    $2,563,442
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.08%(2)       1.10%         1.17%         1.20%         1.19%         1.18%
  Net investment income (loss)                      (0.07%)(2)      0.53%         0.80%         0.92%         1.22%         1.55%
Portfolio turnover                                     68%(3)        196%          116%          109%          118%          176%
Average commission rate paid(6)                   $0.0500        $0.0518       $0.0534           N/A           N/A           N/A

                                                                           CLASS B
                                              -----------------------------------------------------------------
                                                 SIX                                                    FROM
                                               MONTHS                                                 INCEPTION
                                                ENDED                                                  7/15/94
                                               4/30/98             YEAR ENDED OCTOBER 31,                TO
                                              (UNAUDITED)     1997          1996          1995        10/31/94
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period          $  27.51      $   26.63     $   24.74     $   21.19     $  20.48
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                   (0.10)(4)      (0.06)(4)        --(4)         --(4)      0.01
  Net realized and unrealized gain (loss)         3.68           5.57          3.61          4.60         0.70
                                              ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS              3.58           5.51          3.61          4.60         0.71
                                              ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income              --          (0.04)        (0.09)        (0.24)          --
  Dividends from net realized gains              (5.50)         (4.59)        (1.63)        (0.81)          --
                                              ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                          (5.50)         (4.63)        (1.72)        (1.05)          --
                                              ---------     ---------     ---------     ---------     ---------
Change in net asset value                        (1.92)          0.88          1.89          3.55         0.71
                                              ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                $  25.59      $   27.51     $   26.63     $   24.74     $  21.19
                                              ---------     ---------     ---------     ---------     ---------
                                              ---------     ---------     ---------     ---------     ---------
Total return(1)                                  16.65%(3)      23.89%        15.48%        23.02%        3.47%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)        $79,690        $68,022       $45,326       $20,111       $2,966
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.83%(2)       1.85%         1.93%         1.97%        1.87%(2)
  Net investment income (loss)                   (0.81%)(2)     (0.25%)        0.01%         0.01%        0.32%(2)
Portfolio turnover                                  68%(3)        196%          116%          109%         118%
Average commission rate paid(6)                $0.0500        $0.0518       $0.0534           N/A          N/A

(1) Maximum sales load is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements                      25

PHOENIX AGGRESSIVE GROWTH FUND SERIES
------------------------------------------------------------

INVESTOR PROFILE
  Phoenix Aggressive Growth Fund is designed for long-term investors who are willing to assume above-average risk in return for above-average capital growth potential.

INVESTMENT ADVISER'S REPORT
  For the six months ended April 30, 1998, Phoenix Aggressive Growth Fund Class A shares returned 16.53% and Class B shares earned 16.20% compared with 9.95% for the Russell 2000 Growth Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges. Small company investing involves added risks, including greater price volatility, less liquidity, and increased competitive threat.

  In the final two months of 1997, there was a "flight to quality" as the market reacted to events in Southeast Asia. The Fund's performance was held back during this time by its small- to mid-cap focus as well as its overweighted position in oil service stocks.

  In January, a management change was made to a team approach led by Roger Engemann. The team uses a top-down approach to identify attractive sectors of the market and a bottom-up approach to stock selection.

  During 1998, the Fund's oil service holdings were liquidated, and the proceeds used to increase the portfolio's weighting in the health-care sector, communication services, and consumer cyclicals. We also reduced our weightings in financial services, energy, and basic materials. As a result, our cash position is currently higher than average as we continue to opportunistically look for attractive values.

OUTLOOK
  We expect the market to continue to be volatile due to uncertainties over the impact the Asian "crisis" will have, particularly on technology stocks. Our emphasis will be on sectors of the economy and individual firms that have minimal exposure to Asia and the aftereffects.

  Stock selection will center on companies with a domestic focus, a high degree of earnings predictability, and fast-growing earnings and revenue streams. Industries with these characteristics include retailers, telecommunication equipment and service, and information technology service. Health-care is also an attractive sector, particularly pharmaceuticals and medical technology companies.

  * The Russell 2000 Growth Index is an unmanaged, commonly used measure of performance of small-capitalization stocks with above- average growth orientation. The Index is not available for direct investment.

PHOENIX AGGRESSIVE GROWTH FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                                                  SHARES          VALUE
                                                                ----------   ---------------
COMMON STOCKS--95.6%
AEROSPACE/DEFENSE--0.9%
  Boeing Co..............................................          50,000    $     2,503,125
                                                                             ---------------
AIRLINES--0.4%
  Southwest Airlines Co..................................          45,000          1,234,687
                                                                             ---------------
BANKS (MAJOR REGIONAL)--2.0%
  Firstar Corp...........................................          35,000          1,305,937
  Huntington Bancshares, Inc.............................          40,000          1,422,500
  NationsBank Corp.......................................          40,000          3,030,000
                                                                             ---------------
                                                                                   5,758,437
                                                                             ---------------
BANKS (MONEY CENTER)--2.3%
  Chase Manhattan Corp...................................          25,000          3,464,062
  Morgan (J.P.) & Co., Inc...............................          25,000          3,281,250
                                                                             ---------------
                                                                                   6,745,312
                                                                             ---------------
BEVERAGES (NON-ALCOHOLIC)--2.1%
  PepsiCo, Inc...........................................         150,000          5,953,125
                                                                             ---------------
BIOTECHNOLOGY--1.5%
  Centocor, Inc. (b).....................................         100,000          4,218,750
                                                                             ---------------
BROADCASTING (TELEVISION, RADIO, & CABLE)--4.9%
  Clear Channels Communications, Inc. (b)................          60,000          5,655,000
  Univision Communications, Inc. Class A (b).............         160,000          6,130,000
  USA Networks, Inc. (b).................................         100,000          2,456,250
                                                                             ---------------
                                                                                  14,241,250
                                                                             ---------------
COMMUNICATIONS EQUIPMENT--6.9%
  Ascend Communications, Inc. (b)........................          70,000          3,049,375
  Ciena Corp. (b)........................................          55,000          3,066,250
  MRV Communications, Inc. (b)...........................         100,000          2,687,500
  Nextel Communications, Inc. Class A (b)................         100,000          2,868,750
  Pairgain Technologies, Inc. (b)........................         250,000          4,609,375
  Tellabs, Inc. (b)......................................          55,000          3,898,125
                                                                             ---------------
                                                                                  20,179,375
                                                                             ---------------
COMPUTERS (PERIPHERALS)--0.5%
  Seagate Technology, Inc. (b)...........................          55,000          1,467,812
                                                                             ---------------
COMPUTERS (SOFTWARE & SERVICES)--11.0%
  America Online, Inc. (b)...............................          40,000          3,200,000
  Aspect Development, Inc. (b)...........................          30,000          1,899,375
  Cambridge Technology Partners, Inc. (b)................          60,000          3,135,000
  Computer Associates International, Inc.................          50,000          2,928,125
  Edwards (J.D.) & Co. (b)...............................          75,000          2,681,250
  HNC Software, Inc. (b).................................          80,000          3,120,000
  Manugistics Group, Inc. (b)............................          35,000          2,100,000
  Mastech Corp. (b)......................................         225,000          5,962,500
  Network Associates, Inc. (b)...........................          50,000          3,425,000
  PeopleSoft, Inc. (b)...................................          75,000          3,487,500
                                                                             ---------------
                                                                                  31,938,750
                                                                             ---------------

                                                                  SHARES          VALUE
                                                                ----------   ---------------
CONSUMER FINANCE--1.5%
  American Express Co....................................          25,000    $     2,550,000
  Providian Financial Corp...............................          30,000          1,805,625
                                                                             ---------------
                                                                                   4,355,625
                                                                             ---------------
ELECTRONICS (INSTRUMENTATION)--1.1%
  Vitesse Semiconductor Corp. (b)........................          55,000          3,172,812
                                                                             ---------------
ELECTRONICS (SEMICONDUCTORS)--5.6%
  Etec Systems, Inc. (b).................................          30,000          1,702,500
  Intel Corp.............................................          45,000          3,636,562
  Micron Technology, Inc. (b)............................          75,000          2,329,687
  Texas Instruments, Inc.................................          65,000          4,164,062
  Uniphase Corp (b)......................................          40,000          2,170,000
  Xilinx, Inc. (b).......................................          50,000          2,287,500
                                                                             ---------------
                                                                                  16,290,311
                                                                             ---------------
ENTERTAINMENT--0.9%
  Royal Caribbean Cruises Ltd............................          40,000          2,735,000
                                                                             ---------------
FINANCIAL (DIVERSIFIED)--3.9%
  Countrywide Credit Industries, Inc.....................          65,000          3,144,375
  FHLMC..................................................         115,000          5,325,938
  FNMA...................................................          50,000          2,993,750
                                                                             ---------------
                                                                                  11,464,063
                                                                             ---------------
HEALTH CARE (DIVERSIFIED)--2.9%
  American Home Products Corp............................          30,000          2,793,750
  Johnson & Johnson......................................          40,000          2,855,000
  Warner-Lambert Co......................................          15,000          2,837,813
                                                                             ---------------
                                                                                   8,486,563
                                                                             ---------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.5%
  Lilly (Eli) & Co.......................................          80,000          5,565,000
  Merck & Company, Inc...................................          40,000          4,820,000
  Pfizer, Inc............................................          50,000          5,690,625
                                                                             ---------------
                                                                                  16,075,625
                                                                             ---------------
HEALTH CARE (HOSPITAL MANAGEMENT)--3.6%
  HBO & Co...............................................         175,000         10,467,188
                                                                             ---------------
HEALTH CARE (LONG TERM CARE)--0.2%
  Balanced Care Corp. (b)................................          75,000            618,750
                                                                             ---------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.9%
  Guidant Corp...........................................          65,000          4,346,875
  Medtronic, Inc.........................................          75,000          3,946,875
                                                                             ---------------
                                                                                   8,293,750
                                                                             ---------------
HOUSEHOLD FURN. & APPLIANCES--1.0%
  Pier 1 Imports, Inc....................................         115,000          3,033,125
                                                                             ---------------
INVESTMENT BANKING/BROKERAGE--0.6%
  Merrill Lynch & Co., Inc...............................          20,000          1,755,000
                                                                             ---------------

                       See Notes to Financial Statements                      27

PHOENIX AGGRESSIVE GROWTH FUND SERIES
------------------------------------------------------

                                                                  SHARES          VALUE
                                                                ----------   ---------------
MANUFACTURING (DIVERSIFIED)--2.3%
  AlliedSignal, Inc......................................          75,000    $     3,285,938
  United Technologies Corp...............................          35,000          3,445,313
                                                                             ---------------
                                                                                   6,731,251
                                                                             ---------------
OIL & GAS (DRILLING & EQUIPMENT)--1.0%
  Transocean Offshore, Inc...............................          50,000          2,793,750
                                                                             ---------------
RAILROADS--1.2%
  Kansas City Southern Industries, Inc...................          80,000          3,615,000
                                                                             ---------------
RESTAURANTS--0.7%
  CKE Restaurants, Inc...................................          55,000          1,904,375
                                                                             ---------------
RETAIL (BUILDING SUPPLIES)--1.2%
  Lowe's Companies, Inc..................................          50,000          3,496,875
                                                                             ---------------
RETAIL (DRUG STORES)--1.0%
  Walgreen Co............................................          80,000          2,760,000
                                                                             ---------------
RETAIL (GENERAL MERCHANDISE)--5.1%
  Bed, Bath & Beyond, Inc. (b)...........................          65,000          3,201,250
  Consolidated Stores Corp. (b)..........................         120,000          4,800,000
  Kmart Corp. (b)........................................         300,000          5,231,250
  Sears Roebuck & Co.....................................          25,000          1,482,813
                                                                             ---------------
                                                                                  14,715,313
                                                                             ---------------
SERVICES (ADVERTISING/MARKETING)--0.6%
  Ziff-Davis, Inc. (b)...................................         101,400          1,825,200
                                                                             ---------------
SERVICES (COMMERCIAL & CONSUMER)--5.4%
  Cendant Corp. (b)......................................         625,000         15,625,000
                                                                             ---------------
SERVICES (COMPUTER SYSTEMS)--0.9%
  Brightstar Information Technology Group, Inc. (b)......         175,000          2,734,375
                                                                             ---------------
SERVICES (DATA PROCESSING)--2.1%
  First Data Corp........................................         180,000          6,097,500
                                                                             ---------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.8%
  Airtouch Communications, Inc. (b)......................         100,000          5,312,500
                                                                             ---------------
TELECOMMUNICATIONS (EQUIPMENT)--2.6%
  Lucent Technologies, Inc...............................         100,000          7,612,500
                                                                             ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.4%
  Intermedia Communications, Inc. (b)....................          45,000          3,284,297
  Pacific Gateway Exchange, Inc. (b).....................          40,000          2,280,000
  Star Telecommunication, Inc. (b).......................         164,000          4,438,250
                                                                             ---------------
                                                                                  10,002,547
                                                                             ---------------
                                                                  SHARES          VALUE
                                                                ----------   ---------------
TELEPHONE--3.2%
  ICG Communications, Inc. (b)...........................         150,000    $     5,250,000
  Qwest Communications International, Inc. (b)...........          80,000          3,085,000
  US LEC Corp. (b).......................................          35,000            848,750
                                                                             ---------------
                                                                                   9,183,750
                                                                             ---------------
TOBACCO--0.9%
  Philip Morris Companies, Inc...........................          73,000          2,723,813
                                                                             ---------------
TOTAL COMMON STOCKS
  (Identified cost $227,187,172)..........................................       278,122,184
                                                                             ---------------
FOREIGN COMMON STOCKS--0.4%
COMPUTER (SOFTWARE & SERVICES)--0.4%
  CBT Group PLC (b) (Ireland)............................          25,000          1,271,875
                                                                             ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,382,644)............................................         1,271,875
                                                                             ---------------

TOTAL LONG-TERM INVESTMENTS --96.0%
  (Identified cost $228,569,816...........................................       279,394,059
                                                                             ---------------

                                                  STANDARD            PAR
                                                  & POOR'S           VALUE
                                                   RATING            (000)
                                               --------------      ----------
SHORT-TERM OBLIGATIONS--4.9%
COMMERCIAL PAPER--4.8%
  Marsh & McLennan Cos., Inc. 5.52%,
    5/1/98...................................  A-1+                $   6,390          6,390,000
  AlliedSignal, Inc. 5.50%, 5/4/98...........  A-1                     1,855          1,854,150
  Goldman Sachs & Co. 5.50% 5/5/98...........  A-1+                      655            654,596
  Procter & Gamble Co. 5.53%, 5/8/98.........  A-1+                    4,985          4,979,640
                                                                                ---------------
                                                                                     13,878,386
                                                                                ---------------
FEDERAL AGENCY SECURITIES--0.1%
  FHLMC 5.43%, 5/7/98........................................            430            429,610
                                                                                ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $14,307,996)..............................................        14,307,996
                                                                                ---------------

TOTAL INVESTMENTS --100.9%
  (Identified cost $242,877,812).............................................       293,702,055(a)
  Cash and receivables, less liabilities--(0.9%).............................        (2,711,458)
                                                                                ---------------
NET ASSETS--100.0%...........................................................      $290,990,597
                                                                                ---------------
                                                                                ---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $54,218,530 and gross depreciation of $3,394,287 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $242,993,148.
(b)  Non-income producing.

28                     See Notes to Financial Statements

PHOENIX AGGRESSIVE GROWTH FUND SERIES
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $242,877,812)                              $  293,702,055
Short-term investments held as collateral for loaned
  securities                                                       9,420,640
Cash                                                                   4,162
Receivables
  Investment securities sold                                       1,026,434
  Fund shares sold                                                   207,763
  Dividend and interest                                               96,687
                                                              --------------
    Total assets                                                 304,457,741
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                  9,420,640
  Investment securities purchased                                  3,148,993
  Fund shares repurchased                                            538,210
  Investment advisory fee                                            169,036
  Distribution fee                                                    70,172
  Financial agent fee                                                 11,467
  Transfer agent fee                                                   2,129
  Trustees' fee                                                        1,760
Accrued expenses                                                     104,737
                                                              --------------
    Total liabilities                                             13,467,144
                                                              --------------
NET ASSETS                                                    $  290,990,597
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  234,450,650
Undistributed net investment loss                                   (157,270)
Accumulated net realized gain                                      5,872,974
Net unrealized appreciation                                       50,824,243
                                                              --------------
NET ASSETS                                                    $  290,990,597
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $274,831,065)               17,254,688

Net asset value per share                                             $15.93
Offering price per share
  $15.93/(1-4.75%)                                                    $16.72
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $16,159,532)                 1,052,831

Net asset value and offering price per share                          $15.35

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $     953,605
Dividends                                                           460,125
Securitiy lending                                                    63,550
                                                              -------------
    Total investment income                                       1,477,280
                                                              -------------
EXPENSES
Investment advisory fee                                             938,425
Distribution fee--Class A                                           317,288
Distribution fee--Class B                                            71,456
Financial Agent Fee                                                  64,534
Transfer agent                                                      118,666
Custodian                                                            67,161
Professional                                                         20,639
Registration                                                         13,565
Printing                                                             11,978
Trustees                                                              9,674
Miscellaneous                                                         1,164
                                                              -------------
    Total expenses                                                1,634,550
                                                              -------------
NET INVESTMENT LOSS                                                (157,270)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   6,209,733
Net change in unrealized appreciation on investments             35,830,424
                                                              -------------
NET GAIN ON INVESTMENTS                                          42,040,157
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  41,882,887
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                      29

PHOENIX AGGRESSIVE GROWTH FUND SERIES
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            APRIL 30, 1998     YEAR ENDED
                                                                                             (UNAUDITED)    OCTOBER 31, 1997
                                                                                            --------------  -----------------
FROM OPERATIONS
  Net investment loss                                                                        $   (157,270)   $    (1,405,570)
  Net realized gain                                                                             6,209,733         54,155,507
  Net change in unrealized appreciation (depreciation)                                         35,830,424         (8,722,108)
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             41,882,887         44,027,829
                                                                                            --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains--Class A                                                                 (49,279,463)       (33,833,409)
  Net realized gains--Class B                                                                  (2,802,392)        (1,733,847)
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (52,081,855)       (35,567,256)
                                                                                            --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sale of shares (1,335,815 and 4,764,191 shares, respectively)                  20,017,189         76,429,442
  Net asset value of shares issued from reinvestment of distributions
    (3,394,334 and 2,152,050 shares, repectively)                                              45,790,717         31,462,960
  Cost of shares repurchased (1,779,307 and 6,476,002 shares, respectively)                   (27,421,916)      (103,491,166)
                                                                                            --------------  -----------------
Total                                                                                          38,385,990          4,401,236
                                                                                            --------------  -----------------
CLASS B
  Proceeds from sale of shares (310,246 and 787,300 shares, respectively)                       4,504,106         12,236,599
  Net asset value of shares issued from reinvestment of distributions
    (193,821 and 104,654 shares, respectively)                                                  2,527,426          1,500,729
  Cost of shares repurchased (263,607 and 711,043 shares, respectively)                        (3,841,482)       (10,939,843)
                                                                                            --------------  -----------------
Total                                                                                           3,190,050          2,797,485
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                               41,576,040          7,198,721
                                                                                            --------------  -----------------
  NET INCREASE IN NET ASSETS                                                                   31,377,072         15,659,294
NET ASSETS
  Beginning of period                                                                         259,613,525        243,954,231
                                                                                            --------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT LOSS OF
    ($157,270) AND $0, RESPECTIVELY)                                                         $290,990,597    $   259,613,525
                                                                                            --------------  -----------------
                                                                                            --------------  -----------------

30                     See Notes to Financial Statements

PHOENIX AGGRESSIVE GROWTH FUND SERIES

------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                               -------------------------------------------------------------------------------
                                                  SIX
                                                MONTHS
                                                 ENDED
                                                4/30/98                           YEAR ENDED OCTOBER 31,
                                               (UNAUDITED)     1997          1996          1995          1994          1993
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period           $  17.20      $   16.84     $   16.51     $   13.33     $   14.56     $   13.56
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                    (0.01)(4)      (0.08)(4)     (0.13)(4)      0.06(4)       0.27          0.22
  Net realized and unrealized gain (loss)          2.22           2.95          2.64          4.21         (0.21)         1.62
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS               2.21           2.87          2.51          4.27          0.06          1.84
                                               ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               --             --         (0.02)        (0.19)        (0.22)        (0.23)
  Dividends from net realized gains               (3.48)         (2.51)        (2.16)        (0.90)        (1.07)        (0.61)
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                           (3.48)         (2.51)        (2.18)        (1.09)        (1.29)        (0.84)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                         (1.27)          0.36          0.33          3.18         (1.25)         1.00
                                               ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $  15.93      $   17.20     $   16.84     $   16.51     $   13.33     $   14.56
                                               ---------     ---------     ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                                   16.53%(3)      19.67%        17.43%        35.14%         0.37%        14.15%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)        $274,831       $246,002      $233,488      $180,288      $140,137      $143,035
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.18%(2)       1.20%         1.20%         1.29%         1.26%         1.17%
  Net investment income (loss)                    (0.08)%(2)     (0.53)%       (0.81)%        0.43%         1.97%         1.58%
Portfolio turnover                                  472%(3)        518%          401%          331%          306%          192%
Average commission rate paid(6)                 $0.0549        $0.0586       $0.0655           N/A           N/A           N/A

                                                                            CLASS B
                                               -----------------------------------------------------------------
                                                  SIX                                                    FROM
                                                MONTHS                                                 INCEPTION
                                                 ENDED                                                  7/21/94
                                                4/30/98             YEAR ENDED OCTOBER 31,                TO
                                               (UNAUDITED)     1997          1996          1995        10/31/94
                                               ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period           $  16.76      $   16.57     $   16.38     $   13.31     $  13.09
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                    (0.06)(4)      (0.20)(4)     (0.25)(4)     (0.12)(4)     0.02
  Net realized and unrealized gain (loss)          2.13           2.90          2.60          4.26         0.20
                                               ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS               2.07           2.70          2.35          4.14         0.22
                                               ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               --             --            --         (0.17)          --
  Dividends from net realized gains               (3.48)         (2.51)        (2.16)        (0.90)          --
                                               ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                           (3.48)         (2.51)        (2.16)        (1.07)          --
                                               ---------     ---------     ---------     ---------     ---------
Change in net asset value                         (1.41)          0.19          0.19          3.07         0.22
                                               ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $  15.35      $   16.76     $   16.57     $   16.38     $  13.31
                                               ---------     ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------     ---------
Total return(1)                                   16.20%(3)      18.70%        16.52%        34.15%        1.68%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $16,160        $13,611       $10,466        $2,393         $330
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.93%(2)       1.96%         1.95%         2.04%        1.81%(2)
  Net investment income (loss)                    (0.83)%(2)     (1.28)%       (1.57)%       (0.83)%       1.45%(2)
Portfolio turnover                                  472%(3)        518%          401%          331%         306%
Average commission rate paid(6)                 $0.0549        $0.0586       $0.0655           N/A          N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements                      31

PHOENIX HIGH YIELD FUND SERIES
----------------------------------------------------------------

INVESTOR PROFILE
  Phoenix High Yield Fund is designed for aggressive investors seeking high current income as well as the potential for long-term capital appreciation.

INVESTMENT ADVISER'S REPORT
  The Phoenix High Yield Fund continued to provide investors with above-average returns versus the high yield universe. For the six months ended April 30, 1998, Class A shares returned 7.56% and Class B shares earned 7.25% compared with a return of 5.47% for the CS First Boston High Yield Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges. High yielding fixed-income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding fixed-income securities. Foreign investing involves special risks, such as currency fluctuation, less public disclosure, and economic and political risks.

  The Fund's positive performance in late 1997 and early 1998 was driven by its overweighted position in telecommunications, energy, and media/entertainment. We have maintained close to 35% exposure to the international sector, with an emphasis on higher quality companies in non-emerging countries, particularly companies domiciled in Europe. We avoided much of the turmoil in the emerging markets due to a lack of exposure in the Asian countries.

  The domestic high yield market remains relatively attractive compared with other fixed-income alternatives, given continued support from a strong economy and demand for higher yields by investors. In addition, the high yield investor base continues to expand with increased interest from institutional and European investors. However, yields offered by the domestic high yield market are near historic lows and part of our current strategy is to position the credit quality of the portfolio above that of the general high yield market.

OUTLOOK
  Our competitive advantage continues to be a global approach to the high yield market. We currently find more compelling values in the international sector of the market and, therefore, are maintaining the maximum exposure of 35%. Importantly, the international portion of the portfolio remains well diversified by country. The 65% allocation to the domestic high yield sector is diversified by industry, with overweighted positions in telecommunications, energy, and media/entertainment.

  * The CS First Boston High Yield Index is an unmanaged, commonly used measure of performance of the high yield sector of the bond market. The Index is not available for direct investment.

PHOENIX HIGH YIELD FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                         MOODY'S          PAR
                                          BOND           VALUE
                                         RATING          (000)        VALUE
                                        ---------      ---------   ------------
ASSET-BACKED SECURITIES--0.5%
  DLJ Mortgage Acceptance Corp.
    94-MF4, B2 8.50%, 4/18/01......       BB(d)        $ 3,000     $2,992,500
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $2,849,491)..................................    2,992,500
                                                                   ------------
CORPORATE BONDS--61.5%
BROADCASTING (TELEVISION, RADIO, & CABLE)--8.8%
  Fox Kids Worldwide 144A 0%,
    11/1/07 (b)(f).................     B               39,000     24,911,250
  Fox/Liberty Networks LLC 0%,
    8/15/07 (f)....................     B               13,000      8,905,000
  Fox/Liberty Networks LLC 8.875%,
    8/15/07........................     B                5,000      5,125,000
  Lin Holdings Corp. 144A 0% 3/1/08
    (b)(f).........................     B               10,000      6,287,500
  Poland Communications, Inc.
    Series B 9.875%, 11/1/03.......     B               12,200     12,108,500
                                                                   ------------
                                                                   57,337,250
                                                                   ------------
COMPUTER SOFTWARE & SERVICES--0.8%
  PSINET, Inc. 144A 10%, 2/15/05
    (b)............................     B                3,400      3,502,000
  Verio, Inc. 144A 13.50%, 6/15/04
    (b)(e).........................     NR               1,000      1,460,000
                                                                   ------------
                                                                    4,962,000
                                                                   ------------
CONTAINERS (METAL & GLASS)--1.7%
  Portola Packaging, Inc. Sr. Note
    10.75%, 10/1/05................     B               10,000     10,762,500
                                                                   ------------
COSMETICS/PERSONAL CARE--1.7%
  Revlon Worldwide Corp. Series B
    0%, 3/15/01....................     B               14,000     10,780,000
                                                                   ------------
DIVERSIFIED MISCELLANEOUS--0.2%
  IBJ Preferred Cap Co. 144A 8.79%,
    12/29/49 (b)(f)................     A                1,645      1,559,414
                                                                   ------------
DRUGS--MAJOR PHARMACEUTICALS--1.5%
  Fountain View, Inc. 144A 11.25%,
    4/15/08 (b)....................     Caa              5,000      5,112,500
  Schein Pharmaceutical, Inc. 144A,
    8.727%, 12/15/04 (b)(e)(f).....     B                4,800      4,800,000
                                                                   ------------
                                                                    9,912,500
                                                                   ------------
ELECTRONICS (INSTRUMENTATION)--1.9%
  Anacomp, Inc. Series B 10.875%,
    4/1/04.........................     B                7,000      7,455,000
  Samsung Electron America 144A
    9.75%, 5/1/03 (b)..............     Ba               5,000      5,012,500
                                                                   ------------
                                                                   12,467,500
                                                                   ------------
ENGINEERING & CONSTRUCTION--0.4%
  Octel Developments Sr. Notes 144A
    10%, 5/1/06 (b)................     B                2,500      2,500,000
                                                                   ------------

                                         MOODY'S          PAR
                                          BOND           VALUE
                                         RATING          (000)        VALUE
                                        ---------      ---------   ------------

GAMING, LOTTERY, PARIMUTUEL COS.--2.2%
  Trump Atlantic City Assoc.
    11.25%, 5/1/06.................     B              $14,000     $14,000,000
                                                                   ------------
HEALTH CARE--DIVERSIFIED--1.1%
  Global Health Sciences 144A 11%,
    5/1/08 (b).....................     Caa              6,900      7,003,500
                                                                   ------------
INDUSTRIAL--2.4%
  Stellex Industries, Inc. 144A
    9.50%, 11/1/07 (b).............     NR               2,000      2,047,500
  Wam!net, Inc. 144A 13.25%, 3/1/05
    (b)(f).........................     NR              21,000     13,282,500
                                                                   ------------
                                                                   15,330,000
                                                                   ------------
LEASING/RENTAL--0.6%
  Williams Scotsman, Inc. 9.875%,
    6/1/07.........................     B                3,700      3,922,000
                                                                   ------------
MACHINERY (DIVERSIFIED)--0.3%
  Newcor, Inc. 144A 9.875%, 3/1/08
    (b)............................     B                2,000      2,047,500
                                                                   ------------
MANUFACTURING (DIVERSIFIED)--0.6%
  Polymer Group, Inc. 144A 8.75%,
    3/1/08 (b).....................     B                4,000      4,070,000
                                                                   ------------
MANUFACTURING (SPECIALIZED)--0.6%
  Phillips Van-Heusen 144A 9.50%,
    5/1/08 (b).....................     B                4,000      4,005,000
                                                                   ------------
METALS MINING--1.3%
  NSM Steel Ltd. 144A 12.25%,
    2/1/08 (b).....................     Caa              8,750      8,487,500
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--0.5%
  United Stationers, Inc. Sr. Sub.
    Notes 144A 8.375%, 4/15/08
    (b)............................     B                3,000      3,022,500
                                                                   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--10.0%
  Nuevo Energy Co. 9.50%,
    4/15/06........................     B               13,500     14,310,000
  Bellwether Exploration Co.
    10.875%, 4/1/07................     B                8,000      8,400,000
  Benton Oil & Gas Co. 11.625%,
    5/1/03.........................     B                9,800     10,584,000
  Benton Oil & Gas Co. 9.375%,
    11/1/07........................     B                2,750      2,756,875
  Ocean Energy, Inc. 9.75%,
    10/1/06........................     B                5,000      5,500,000
  Forcenergy, Inc. 8.50%,
    2/15/07........................     B                7,000      7,087,500
  Lomak Petroleum, Inc. 8.75%,
    1/15/07........................     B                2,000      2,045,000
  Ocean Energy, Inc. Series B
    8.875%, 7/15/07................     B                7,000      7,367,500
  Snyder Oil Corp. 8.75%,
    6/15/07........................     B                6,750      6,918,750
                                                                   ------------
                                                                   64,969,625
                                                                   ------------

                       See Notes to Financial Statements                      33

PHOENIX HIGH YIELD FUND SERIES
------------------------------------------------------

                                         MOODY'S          PAR
                                          BOND           VALUE
                                         RATING          (000)        VALUE
PUBLISHING--1.6%                        ---------      ---------   ------------
  Hollinger International
    Publishing, Inc. 9.25%,
    3/15/07........................     B              $ 3,400     $3,561,500
  Outdoor Communications, Inc.
    9.25%, 8/15/07.................     B                6,500      6,800,625
                                                                   ------------
                                                                   10,362,125
                                                                   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--6.7%
  Hermes Europe Railtel B.V. 144A
    11.50%, 8/15/07 (b)............     B                6,500      7,393,750
  NTL, Inc. Series B 0%, 2/1/06
    (f)............................     B                7,000      5,608,750
  NTL, Inc. Series B 10%,
    2/15/07........................     B                8,000      8,640,000
  RCN Corp 144A 0%, 2/15/08
    (b)(f).........................     B               20,525     12,879,437
  RSL Communications PLC 144A 0%,
    3/1/08 (b)(f)..................     B               14,750      9,145,000
                                                                   ------------
                                                                   43,666,937
                                                                   ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--5.9%
  Bell Technology Group 144A 13%,
    5/1/05 (b)(g)..................        NR            4,400      4,444,000
  Comcast Cellular Series B 9.50%,
    5/1/07.........................     Ba              10,500     10,972,500
  Orion Network Systems, Inc. 0%,
    1/15/07 (f)....................     B                8,000      6,160,000
  Sprint Spectrum L.P. 0%, 8/15/06
    (f)............................     B               19,950     16,558,500
                                                                   ------------
                                                                   38,135,000
                                                                   ------------
TELEPHONE--7.6%
  InterAmericas Communication Corp.
    Unit 144A 14%, 7/15/07
    (b)(g).........................     NR              12,000     12,600,000
  Intermedia Communication Series B
    0%, 7/15/07 (f)................     B               12,850      9,428,688
  Pathnet, Inc. 144A 12.25%,
    4/15/08 (b)(g).................     NR               5,825      5,970,625
  RNC Corp. 144A 0%, 10/15/07
    (b)(f).........................     B               17,250     11,471,250
  Teligent, Inc. 11.50%, 12/1/07...     NR               5,000      5,212,500
  Teligent, Inc. 144A 0%, 3/1/08
    (b)(f).........................     NR               8,000      4,570,000
                                                                   ------------
                                                                   49,253,063
                                                                   ------------
TRUCKERS & MARINE--2.2%
  Global Ocean Carriers 144A
    10.25%, 7/15/07 (b)............     B                4,000      3,690,000
  Hvide Marine, Inc. 144A 8.375%,
    2/15/08 (b)....................     B                5,500      5,376,250
  Sea Containers 144A 7.875%,
    2/15/08 (b)....................     Ba               5,000      4,943,750
                                                                   ------------
                                                                   14,010,000
                                                                   ------------
WASTE MANAGEMENT--0.9%
  Allied Waste Industries 0%,
    6/1/07 (f).....................     B                7,500      5,503,125
                                                                   ------------
TOTAL CORPORATE BONDS
  (Identified cost $385,650,614)................................   398,069,039
                                                                   ------------

                                         MOODY'S          PAR
                                          BOND           VALUE
                                         RATING          (000)        VALUE
                                        ---------      ---------   ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--2.4%
  First Chicago/Lennar Trust 144A
    8.11%, 2/28/11 (b)(f)..........     B(d)           $ 9,825     $8,636,789
  Salomon Brothers Mortgage
    Securities VII 95-C, 1 144A
    6.80%, 9/30/08(b)..............     B                7,861      6,623,266
                                                                   ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $13,526,530).................................   15,260,055
                                                                   ------------
FOREIGN GOVERNMENT SECURITIES--4.6%
ARGENTINA--0.4%
  Imasac SA 144A 11%, 5/2/05 (b)...     B                2,500      2,506,250
                                                                   ------------
DOMINICAN REPUBLIC--0.3%
  Dominican Republic 6.875%,
    8/30/24 (f)....................     B+(d)            2,500      1,987,500
                                                                   ------------
INDONESIA--1.1%
  Asia Pulp & Paper Co. 12%,
    12/29/49 (f)...................     Caa              7,900      6,873,000
                                                                   ------------
RUSSIA--2.8%
  Russia Principal Loans, PIK
    interest capitalization,
    6.719%, 12/15/20 (f)...........     NR              28,350     17,949,093
                                                                   ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $31,573,168).................................   29,315,843
                                                                   ------------
FOREIGN CORPORATE BONDS--24.5%
BAHAMAS--1.0%
  Sun International Hotels 9%,
    3/15/07........................     Ba               6,000      6,270,000
                                                                   ------------
BERMUDA--1.1%
  AES China Generating Co. Yankee
    10.125%, 12/15/06..............     Ba               8,220      7,767,900
                                                                   ------------
BRAZIL--2.8%
  Arisco Prod Alimenticios 144A
    10.75%, 5/22/05 (b)............     NR               3,750      3,656,250
  Globo Communicacoes Participacoes
    144A 10.625%, 12/15/08 (b).....     B                2,380      2,418,675
  Localiza Rent a Car 144A 10.25%,
    10/1/05 (b)....................     B                8,000      7,120,000
  RBS Participacoes SA 144A 11%,
    4/1/07 (b).....................     BB-(d)           5,000      5,025,000
                                                                   ------------
                                                                   18,219,925
                                                                   ------------
CANADA--2.3%
  Hurricane Hydrocarbons 144A
    11.75%, 11/1/04 (b)............     B-               8,000      8,060,000
  International Utility Sr. Sub.
    PIK Notes 144A 10.75%, 2/1/08
    (b)............................     Caa              2,250      2,340,000
  Metronet Communications 12%,
    8/15/07........................     NR               4,000      4,600,000
                                                                   ------------
                                                                   15,000,000
                                                                   ------------
CHINA--0.2%
  Greater Beijing 144A 9.50%,
    6/15/07 (b)(e).................     Ba               1,650      1,311,750
                                                                   ------------
CYPRUS--1.6%
  American Reefer 144A 10.25%,
    3/1/08 (b).....................     B               10,000     10,075,000
                                                                   ------------

34                     See Notes to Financial Statements

PHOENIX HIGH YIELD FUND SERIES
------------------------------------------------------

                                         MOODY'S          PAR
                                          BOND           VALUE
                                         RATING          (000)        VALUE
GERMANY--1.8%                           ---------      ---------   ------------
  Kabelmedia Holding 0%, 8/1/06
    (f)............................     B              $15,000     $11,700,000
                                                                   ------------
GREECE--2.2%
  Antenna TV SA Sr. Notes 9%,
    8/1/07.........................     BB(d)            4,250      4,335,000
  Fage Dairy Industries SA 9%,
    2/1/07.........................     B               10,000      9,700,000
                                                                   ------------
                                                                   14,035,000
                                                                   ------------
HONG KONG--0.2%
  Road King Infrastructure 144A
    9.50%, 7/15/07 (b).............     BB(d)            2,000      1,580,000
                                                                   ------------
MEXICO--4.4%
  Copamex Industries SA Series B
    11.375%, 4/30/04 ..............     NR               8,000      8,730,000
  Ispat Mexicana SA Euro 10.375%,
    3/15/01........................     NR              12,000     12,360,000
  Pemex Onc. 9.50%, 9/15/27........     BB(d)            2,000      2,002,500
  Petroleos Mexicanos 144A 9.25%,
    3/30/18 (b)....................     BB(d)            5,500      5,410,625
                                                                   ------------
                                                                   28,503,125
                                                                   ------------
NETHERLANDS--1.1%
  Netia Holdings 144A 0%, 11/1/07
    (b)(f).........................     B                9,750      6,946,875
                                                                   ------------
PANAMA--1.5%
  Republic of Panama 8.875%,
    9/30/27........................     Ba              10,000      9,795,000
                                                                   ------------
POLAND--0.9%
  Poland Telecom Finance 144A 14%,
    12/1/07 (b)(e).................     NR               5,000      5,625,000
                                                                   ------------
UNITED KINGDOM--3.4%
  Bridas Corp. 12.50%, 11/15/99....     Ba               6,500      6,922,500
  Esprit Telecom Group PLC 11.50%,
    12/15/07.......................     Caa             10,000     11,000,000
  Telwest Communications PLC 0%,
    10/1/07 (f)....................     B                5,000      4,050,000
                                                                   ------------
                                                                   21,972,500
                                                                   ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $155,795,045)................................   158,802,075
                                                                   ------------
FOREIGN CONVERTIBLE BONDS--1.4%
RUSSIA--1.4%
  Lukinteer Finance Lukoil 144A,
    1%, 11/3/03 (b)................     NR              10,500      8,977,500
                                                                   ------------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $9,777,270)..................................    8,977,500
                                                                   ------------

                                                       SHARES        VALUE
                                                      ---------   ------------
PREFERRED STOCKS--2.6%
BROADCASTING (TELEVISION, RADIO, & CABLE)--1.8%
  American Radio Systems Series B Pfd. PIK
    11.375%.......................................    100,017     $ 11,827,021
                                                                  ------------
PAPER & FOREST PRODUCTS--0.6%
  SD Warren Co. Series B Pfd. PIK 14%.............    115,000        4,042,377
                                                                  ------------
UTILITY-ELECTRIC POWER--0.2%
  International Utility Structures 144A Pfd. PIK
    (b)...........................................      1,000        1,062,500
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Identified cost $13,523,141)................................     16,931,898
                                                                  ------------
CONVERTIBLE PREFERRED STOCKS--0.2%
BROADCASTING (TELEVISION, RADIO, & CABLE)--0.2%
  Granite Broadcasting Corp. CV. Pfd. $1.938......     30,000        1,792,500
                                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified cost $2,025,000).................................      1,792,500
                                                                  ------------
COMMON STOCKS--0.0%
PUBLISHING--0.0%
  Sullivan Holdings, Inc. Class C (c).............         76                0
                                                                  ------------
TOTAL COMMON STOCKS
  (Identified cost $357,880)...................................              0
                                                                  ------------
WARRANTS--0.0%
  Orion Network Systems, Inc. Warrants (c)........      8,000           80,000
  Metronet Communications 144A Warrants (b)(c)....      4,000          192,500
                                                                  ------------
TOTAL WARRANTS
  (Identified cost $106,429)...................................        272,500
                                                                  ------------
TOTAL LONG-TERM INVESTMENTS--97.7%
  (Identified cost $615,184,568)...............................    632,413,910
                                                                  ------------
TOTAL INVESTMENTS--97.7%
  (Identified cost $615,184,568)...............................    632,413,910(a)
  Cash and receivables, less liabilities--2.3%.................     14,796,909
                                                                  ------------
NET ASSETS--100.0%.............................................   $647,210,819
                                                                  ------------
                                                                  ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,218,966 and gross depreciation of $9,082,426 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $615,277,370.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to a value of $269,163,206 or 41.6% of net assets.
(c)  Non-income producing.
(d)  As rated by Standard & Poor's, Duff and Phelps or Fitch.
(e)  Rights incorporated as a unit.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(g)  Warrants incorporated as a unit.

                       See Notes to Financial Statements                      35

PHOENIX HIGH YIELD FUND SERIES
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $615,184,568)                              $  632,413,910
Receivables
  Investment securities sold                                      11,240,342
  Dividends and interest                                          11,407,648
  Fund shares sold                                                   834,028
                                                              --------------
    Total assets                                                 655,895,928
                                                              --------------
LIABILITIES
Payables
  Custodian                                                        4,150,149
  Investment securities purchased                                  2,500,000
  Fund shares repurchased                                          1,335,322
  Investment advisory fee                                            352,596
  Distribution fee                                                   180,245
  Transfer agent fee                                                  58,654
  Financial agent fee                                                 19,562
  Trustees' fee                                                        9,476
Accrued expenses                                                      79,105
                                                              --------------
    Total liabilities                                              8,685,109
                                                              --------------
NET ASSETS                                                    $  647,210,819
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  701,971,215
Undistributed net investment income                                1,822,125
Accumulated net realized loss                                    (73,811,863)
Net unrealized appreciation                                       17,229,342
                                                              --------------
NET ASSETS                                                    $  647,210,819
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $573,701,218)               61,283,155
Net asset value per share                                              $9.36
Offering price per share
  $9.36/(1-4.75%)                                                      $9.83
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $72,487,436)                 7,763,816
Net asset value and offering price per share                           $9.34
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,022,165)                    109,238
Net asset value and offering price per share                           $9.36

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $  30,069,459
Dividends                                                           964,974
                                                              -------------
    Total investment income                                      31,034,433
                                                              -------------
EXPENSES
Investment advisory fee                                           2,044,672
Distribution fee--Class A                                           707,365
Distribution fee--Class B                                           315,383
Distribution fee--Class C                                               801
Financial agent fee                                                 112,201
Transfer agent                                                      323,889
Registration                                                         50,078
Professional                                                         21,334
Printing                                                             18,299
Custodian                                                            14,116
Trustees                                                             10,850
Miscellaneous                                                         6,187
                                                              -------------
    Total expenses                                                3,625,175
                                                              -------------
NET INVESTMENT INCOME                                            27,409,258
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   7,475,424
Net change in unrealized appreciation on investments             11,011,109
                                                              -------------
NET GAIN ON INVESTMENTS                                          18,486,533
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  45,895,791
                                                              -------------
                                                              -------------

36                     See Notes to Financial Statements

PHOENIX HIGH YIELD FUND SERIES
----------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            APRIL 30, 1998     YEAR ENDED
                                                                                             (UNAUDITED)    OCTOBER 31, 1997
                                                                                            --------------  -----------------
FROM OPERATIONS
  Net investment income                                                                      $ 27,409,258    $    49,787,651
  Net realized gain                                                                             7,475,424         43,737,254
  Net change in unrealized appreciation (depreciation)                                         11,011,109        (14,877,655)
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             45,895,791         78,647,250
                                                                                            --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                              (24,885,385)       (47,205,499)
  Net investment income--Class B                                                               (2,613,743)        (3,142,933)
  Net investment income--Class C                                                                   (8,700)                --
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (27,507,828)       (50,348,432)
                                                                                            --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (9,887,985 and 19,095,734 shares, respectively)                91,479,086        171,457,073
  Net asset value of shares issued from reinvestment of distributions
    (1,467,366 and 2,704,031 shares, respectively)                                             13,563,680         24,329,132
  Cost of shares repurchased (8,715,645 and 21,233,985 shares, respectively)                  (80,899,210)      (191,152,369)
                                                                                            --------------  -----------------
Total                                                                                          24,143,556          4,633,836
                                                                                            --------------  -----------------
CLASS B
  Proceeds from sales of shares (2,796,356 and 4,404,860 shares, respectively)                 25,851,201         39,804,503
  Net asset value of shares issued from reinvestment of distributions
    (114,149 and 142,554 shares, respectively)                                                  1,053,743          1,286,205
  Cost of shares repurchased (900,728 and 1,757,872 shares, respectively)                      (8,341,129)       (15,793,311)
                                                                                            --------------  -----------------
Total                                                                                          18,563,815         25,297,397
                                                                                            --------------  -----------------
CLASS C
  Proceeds from sales of shares (110,396 and 0 shares, respectively)                            1,036,529                 --
  Net asset value of shares issued from reinvestment of distributions
    (524 and 0 shares, respectively)                                                                4,913                 --
  Cost of shares repurchased (1,682 and 0 shares, respectively)                                   (15,744)                --
                                                                                            --------------  -----------------
Total                                                                                           1,025,698                 --
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                               43,733,069         29,931,233
                                                                                            --------------  -----------------
  NET INCREASE IN NET ASSETS                                                                   62,121,032         58,230,051
NET ASSETS
  Beginning of period                                                                         585,089,787        526,859,736
                                                                                            --------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,822,125 AND $1,920,695, RESPECTIVELY)                                                 $647,210,819    $   585,089,787
                                                                                            --------------  -----------------
                                                                                            --------------  -----------------

                       See Notes to Financial Statements                      37

PHOENIX HIGH YIELD FUND SERIES
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                              -------------------------------------------------------------------------------
                                                 SIX
                                               MONTHS
                                                ENDED
                                               4/30/98                           YEAR ENDED OCTOBER 31,
                                              (UNAUDITED)     1997          1996          1995          1994          1993
                                              ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period          $   9.09      $    8.63     $    8.17     $    8.11     $   9.11      $    8.14
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.40           0.80          0.78          0.80         0.76           0.74
  Net realized and unrealized gain (loss)         0.27           0.46          0.46          0.04        (0.97)          0.97
                                              ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS              0.67           1.26          1.24          0.84        (0.21)          1.71
                                              ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.40)         (0.80)        (0.78)        (0.78)       (0.76)         (0.74)
  Tax return of capital                             --             --            --            --        (0.03)            --
                                              ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                          (0.40)         (0.80)        (0.78)        (0.78)       (0.79)         (0.74)
                                              ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                         0.27           0.46          0.46          0.06        (1.00)          0.97
                                              ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $ 9.36         $ 9.09        $ 8.63        $ 8.17       $ 8.11         $ 9.11
                                              ---------     ---------     ---------     ---------     ---------     ---------
                                              ---------     ---------     ---------     ---------     ---------     ---------
Total return(1)                                   7.56%(3)      15.03%        15.95%        11.19%       (2.57)%        21.87%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)        $573,701      $532,906      $501,265      $507,855      $531,773      $182,333
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.06%(2)       1.11%         1.17%         1.21%        1.19%          1.04%
  Net investment income                           8.73%(2)       8.76%         9.21%        10.01%        9.01%          8.46%
Portfolio turnover                                  62%(3)        167%          162%          147%         222%           157%

                                                                                 CLASS B
                                                 -----------------------------------------------------------------------
                                                  SIX MONTHS                                                    FROM
                                                    ENDED                                                    INCEPTION
                                                   4/30/98               YEAR ENDED OCTOBER 31,              2/16/94 TO
                                                 (UNAUDITED)        1997          1996          1995          10/31/94
                                                 ------------     ---------     ---------     ---------     ------------
Net asset value, beginning of period                $   9.07      $    8.63     $    8.19     $    8.13     $   9.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.38           0.73          0.71          0.72         0.54
  Net realized and unrealized gain (loss)               0.27           0.46          0.45          0.07        (1.25)
                                                 ------------     ---------     ---------     ---------     ------------
    TOTAL FROM INVESTMENT OPERATIONS                    0.65           1.19          1.16          0.79        (0.71)
                                                 ------------     ---------     ---------     ---------     ------------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.38)         (0.75)        (0.72)        (0.73)       (0.52)
  Tax return of capital                                   --             --            --            --        (0.02)
                                                 ------------     ---------     ---------     ---------     ------------
    TOTAL DISTRIBUTIONS                                (0.38)         (0.75)        (0.72)        (0.73)       (0.54)
                                                 ------------     ---------     ---------     ---------     ------------
Change in net asset value                               0.27           0.44          0.44          0.06        (1.25)
                                                 ------------     ---------     ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                        $ 9.34         $ 9.07        $ 8.63        $ 8.19       $ 8.13
                                                 ------------     ---------     ---------     ---------     ------------
                                                 ------------     ---------     ---------     ---------     ------------
Total return(1)                                         7.25%(3)      14.18%        14.88%        10.44%       (7.67)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)               $72,487       $52,184       $25,595       $12,331           $6,056
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.81%(2)       1.86%         1.92%         1.97%        1.80%(2)
  Net investment income                                 8.09%(2)       8.00%         8.47%         9.18%        9.12%(2)
Portfolio turnover                                        62%(3)        167%          162%          147%         222%

(1) Maximum sales load is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.

38                     See Notes to Financial Statements

PHOENIX HIGH YIELD FUND SERIES
------------------------------------------------------

                                                                                                      CLASS C
                                                                                                   -------------
                                                                                                       FROM
                                                                                                     INCEPTION
                                                                                                    2/27/98 TO
                                                                                                      4/30/98
                                                                                                    (UNAUDITED)
                                                                                                   -------------
Net asset value, beginning of period                                                               $     9.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                  0.11
  Net realized and unrealized gain (loss)                                                                0.07
                                                                                                       ------
    TOTAL FROM INVESTMENT OPERATIONS                                                                     0.18
                                                                                                       ------
LESS DISTRIBUTIONS
  Dividends from net investment income                                                                  (0.13)
  Tax return of capital                                                                                    --
                                                                                                       ------
    TOTAL DISTRIBUTIONS                                                                                 (0.13)
                                                                                                       ------
Change in net asset value                                                                                0.05
                                                                                                       ------
NET ASSET VALUE, END OF PERIOD                                                                     $     9.36
                                                                                                       ------
                                                                                                       ------
Total return(1)                                                                                          1.89%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)                                                            $    1,022
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                                                     1.81%(2)
  Net investment income                                                                                  8.52%(2)
Portfolio turnover                                                                                         62%(3)

(1) Maximum sales load is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements                      39

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES
------------------------------------------------------------------------

INVESTOR PROFILE
  Phoenix U.S. Government Securities Fund is designed for conservative investors seeking current income and conservation of capital. The U.S. Government Securities Fund invests in securities guaranteed by the U.S. Government as to the timely payment of interest and principal, however, shares in the Fund are not insured nor guaranteed.

INVESTMENT ADVISER'S REPORT
  For the six months ended April 30, 1998, Phoenix U.S. Government Securities Fund Class A shares returned 3.43% and Class B shares returned 3.09% compared with 3.56% for the Lehman Brothers Government Bond Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  As spreads between Treasuries and mortgage-backed securities began to widen, we shifted our emphasis away from U.S. Treasuries and gradually increased our weighting in mortgage-backed issues from about 10% of the Fund in December to approximately 40% at the end of the reporting period. In addition, we selectively added commercial mortgage-backed credits when we found attractive values.

OUTLOOK
  The bond market is likely to continue to be quite volatile as the market continues to question whether the strong economy and low unemployment will ultimately lead to higher inflation. In addition, the market seems to have mixed views on whether the effects of the Asian turmoil will result in slower domestic growth, which could help keep inflation in check.

  The Fund's duration will be maintained in line with its benchmark index to minimize interest rate surprises. It is currently 5.3 years. We will continue to conservatively manage the Fund, emphasizing those sectors that we believe offer the best risk/reward tradeoff.

  * The Lehman Brothers Government Bond Index is an unmanaged, commonly used performance measure of government securities. The Index is not available for direct investment.

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                                            STANDARD          PAR
                                                            & POOR'S         VALUE
                                                             RATING          (000)            VALUE
                                                            --------      -----------      -----------
U.S. GOVERNMENT SECURITIES--15.2%
U.S. TREASURY BONDS--2.8%
  U.S. Treasury Bonds 6.125%, 11/15/27.................     AAA           $    4,950       $ 5,069,641
                                                                                           -----------
U.S. TREASURY NOTES--12.4%
  U.S. Treasury Notes 5.625%, 10/31/99.................     AAA                7,470         7,475,826
  U.S. Treasury Notes 5.625%, 12/31/99.................     AAA                5,700         5,706,212
  U.S. Treasury Notes 5.375%, 2/15/01..................     AAA                9,000         8,947,529
                                                                                           -----------
                                                                                            22,129,567
                                                                                           -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $27,169,041)......................................................       27,199,208
                                                                                           -----------
AGENCY MORTGAGE-BACKED SECURITIES--24.8%
  FNMA 10%, 5/25/04....................................     AAA                2,453         2,591,563
  FNMA 6.75%, '99-'21..................................     AAA                2,000         2,037,182
  GNMA 8%, '99-'06.....................................     AAA                  134           139,006
  GNMA 8.50%, '99-'22..................................     AAA                  301           314,378
  GNSF 6.50%, '99-'28..................................     AAA               39,730        39,369,879
                                                                                           -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $44,521,165)......................................................       44,452,008
                                                                                           -----------
MUNICIPAL BONDS--16.7%
  Atlanta Downtown Development Authority Lease Revenue
    Taxable 6.875%, 2/1/21 (e).........................     AAA                5,100         5,310,375
  Chicago Public Building Taxable 6.25%, 1/1/99 (c)....     AAA                2,000         2,005,640
  Chicago Public Building Taxable 6.65%, 1/1/01 (c)....     AAA                1,000         1,017,500
  Chicago Public Building Taxable 7%, 1/1/06 (c).......     AAA                2,000         2,107,500
  Chicago Public Building Taxable 7%, 1/1/07 (c).......     AAA                1,050         1,109,063
  Harristown Development Corporation PA Special
    Obligation Taxable 6.15%, 2/1/16...................     AAA                5,000         4,831,250
  Long Beach CA Pension Obligation Taxable 7.09%,
    9/1/09.............................................      Aaa(f)            1,940         2,039,425
  Massachusetts Port Authority Revenue Taxable 6.35%,
    7/1/06.............................................     AA-                1,000         1,007,500

                                                            STANDARD          PAR
                                                            & POOR'S         VALUE
                                                             RATING          (000)            VALUE
                                                            --------      -----------      -----------
MUNICIPAL BONDS--CONTINUED
  Massachusetts Port Authority Revenue Taxable 6.45%,
    7/1/09.............................................     AA-           $    1,575       $ 1,586,812
  Pittsburgh PA Pension Taxable Series A 6.25%,
    3/1/11.............................................     AAA                2,665         2,615,031
  San Francisco City & County Redevelopment Agency
    Revenue Taxable 9.75%, 6/1/13......................     AAA                4,800         6,396,000
                                                                                           -----------
TOTAL MUNICIPAL BONDS
  (Identified cost $29,016,324)......................................................       30,026,096
                                                                                           -----------
ASSET-BACKED SECURITIES--6.8%
  ContiMortgage Home Equity Loan Trust 98-1B 7.86%,
    4/15/29............................................     BBB-               1,470         1,484,011
  Saxon Asset Securities Trust 1997-3 MF1 6.935%,
    2/25/27............................................      Aa(f)             5,333         5,301,335
  Delta Funding Home Equity Loan Trust 97-2 A4 7.03%,
    8/25/24............................................     AAA                4,250         4,284,531
  IMC Home Equity Loan 98-1 M2 Trust 7.38%, 6/20/29....     A                  1,130         1,142,713
                                                                                           -----------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $12,274,237)......................................................       12,212,590
                                                                                           -----------
CORPORATE BONDS--2.4%
GAMING, LOTTERY, PARIMUTUEL COS.--2.4%
  Mashantucket Pequot Revenue 144A 6.91%, 9/01/12
    (b)(c).............................................     AAA                4,200         4,347,000
                                                                                           -----------
TOTAL CORPORATE BONDS
  (Identified cost $4,200,000).......................................................        4,347,000
                                                                                           -----------

NON-AGENCY MORTGAGE BACKED SECURITIES--21.2%
  Imperial CMB Trust 1998-2 M1 6.95%, 4/25/28..........      AAA(f)            1,634         1,629,480
  PNC Mortgage Securities Corp. 96-3, A5 8%,
    12/25/26...........................................      Aaa(f)            4,565         4,791,705
  Residential Funding Securities l 1996-S3 A5 7.25%,
    1/25/26............................................     AAA                5,390         5,431,753
  Residential Funding Mortgage Securities l 1996-S4 A13
    7.25%, 2/25/26.....................................     AAA                4,894         4,933,954
  Merrill Lynch Mortgage 1996-C2, C Investors, Inc.
    6.96%, 11/21/28....................................     A                  9,000         9,163,125

                       See Notes to Financial Statements                      41

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES
------------------------------------------------------

                                                            STANDARD          PAR
                                                            & POOR'S         VALUE
                                                             RATING          (000)            VALUE
                                                            --------      -----------      -----------
  CS First Boston Corp. 97-SPCE, D 144A 7.332%,
    04/20/08 (b)(c)....................................      BBB(f)       $    4,928       $ 4,961,880
  MCFI 1996-MC2 C., 7.224% 9/20/06.....................       A(f)             7,000         7,194,687
                                                                                           -----------
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
  (Identified cost $38,151,385)......................................................       38,106,584
                                                                                           -----------

                                                                            SHARES
                                                                          -----------
PREFERRED STOCKS--9.7%
REITS--9.7%
  Home Ownership Funding 2, Step-down Pfd. 144A 13.338%(b)(d).......
                                                                              18,000        17,418,402
                                                                                           -----------
TOTAL PREFERRED STOCKS
  (Identified cost $17,212,105)......................................................       17,418,402
                                                                                           -----------
TOTAL LONG-TERM INVESTMENTS--96.8%
  (Identified cost $172,544,257).....................................................      173,761,888
                                                                                           -----------

                                                                             PAR
                                                                            VALUE
                                                                            (000)            VALUE
                                                                         -----------      -----------
SHORT-TERM OBLIGATIONS--1.0%
FEDERAL AGENCY SECURITIES--1.0%
  FHLM 5.45%, 5/1/98..............................................       $    1,865       $ 1,865,000
                                                                                          -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $1,865,000)......................................................        1,865,000
                                                                                          -----------

TOTAL INVESTMENTS--97.8%
  (Identified cost $174,409,257)....................................................      175,626,888(a)
  Cash and receivables, less liabilities--2.2%......................................        3,860,072
                                                                                          -----------
NET ASSETS--100.0%..................................................................      $179,486,960
                                                                                          -----------
                                                                                          -----------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,709,877 and gross depreciation of $492,246 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $174,409,257.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998 these securities amounted to a value of $26,727,282 or 14.9% of net assets.
(c)  These bonds are fully defeased by U.S. Government Treasury Obligations.
(d)  Dividend payments backed by FHLMC ("Freddie Mac") Participation
     Certificates.
(e)  The revenue from this security is backed by the U.S. Government.
(f)  As rated by Moody's, Fitch or Duff & Phelps.

42                     See Notes to Financial Statements

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES
----------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $174,409,257)                              $  175,626,888
Cash                                                                   6,762
Receivables
  Investment securities sold                                       2,742,292
  Interest and dividends                                           1,552,509
  Fund shares sold                                                    78,435
                                                              --------------
    Total assets                                                 180,006,886
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            299,352
  Investment advisory fee                                             67,121
  Transfer agent fee                                                  47,824
  Distribution fee                                                    41,141
  Trustees' fee                                                        9,300
  Financial agent fee                                                  7,775
Accrued expenses                                                      47,413
                                                              --------------
    Total liabilities                                                519,926
                                                              --------------
NET ASSETS                                                    $  179,486,960
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  186,754,538
Undistributed net investment loss                                   (188,480)
Accumulated net realized loss                                     (8,296,729)
Net unrealized appreciation                                        1,217,631
                                                              --------------
NET ASSETS                                                    $  179,486,960
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $173,309,797)               17,901,531
Net asset value per share                                              $9.68
Offering price per share
  $9.68/(1-4.75%)                                                     $10.16
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,177,163)                    641,810
Net asset value and offering price per share                           $9.62

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $ 5,390,192
Dividends                                                         514,220
Security lending                                                    2,619
                                                              -----------
    Total investment income                                     5,907,031
                                                              -----------

EXPENSES
Investment advisory fee                                           414,701
Distribution fee - Class A                                        223,025
Distribution fee - Class B                                         29,460
Financial agent fee                                                47,772
Transfer agent                                                    151,779
Professional                                                       16,187
Registration                                                       11,580
Trustees                                                           10,673
Custodian                                                           9,008
Printing                                                            7,812
Miscellaneous                                                       3,688
                                                              -----------
    Total expenses                                                925,685
                                                              -----------
NET INVESTMENT INCOME                                           4,981,346
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 2,821,677
Net change in unrealized appreciation (depreciation) on
  investments                                                  (1,420,335)
                                                              -----------
NET GAIN ON INVESTMENTS                                         1,401,342
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 6,382,688
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements                      43

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES
----------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            APRIL 30, 1998     YEAR ENDED
                                                                                             (UNAUDITED)    OCTOBER 31, 1997
                                                                                            --------------  -----------------
FROM OPERATIONS
  Net investment income                                                                      $  4,981,346    $    11,039,672
  Net realized gain                                                                             2,821,677            517,260
  Net change in unrealized appreciation (depreciation)                                         (1,420,335)         2,715,533
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              6,382,688         14,272,465
                                                                                            --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                               (5,695,866)       (10,634,100)
  Net investment income--Class B                                                                 (168,665)          (259,835)
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (5,864,531)       (10,893,935)
                                                                                            --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (727,907 and 2,629,037 shares, respectively)                    7,073,707         24,689,395
  Net asset value of shares issued from reinvestment of distributions
    (344,650 and 639,861 shares, respectively)                                                  3,345,404          6,046,315
  Cost of shares repurchased (2,045,445 and 6,412,210 shares, respectively)                   (19,872,415)       (60,334,761)
                                                                                            --------------  -----------------
Total                                                                                          (9,453,304)       (29,599,051)
                                                                                            --------------  -----------------
CLASS B
  Proceeds from sales of shares (174,686 and 165,395 shares, respectively)                      1,691,214          1,565,869
  Net asset value of shares issued from reinvestment of distributions
    (10,578 and 11,893 shares, respectively)                                                      102,094            153,651
  Cost of shares repurchased (97,583 and 143,485 shares, respectively)                           (942,768)        (1,354,825)
                                                                                            --------------  -----------------
Total                                                                                             850,540            364,695
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                               (8,602,764)       (29,234,356)
                                                                                            --------------  -----------------
  NET DECREASE IN NET ASSETS                                                                   (8,084,607)       (25,855,826)
NET ASSETS
  Beginning of period                                                                         187,571,567        213,427,393
                                                                                            --------------  -----------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($188,480) AND
    $694,705, RESPECTIVELY)                                                                  $179,486,960    $   187,571,567
                                                                                            --------------  -----------------
                                                                                            --------------  -----------------

44                     See Notes to Financial Statements

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES
----------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                -------------------------------------------------------------------------------
                                                   SIX
                                                 MONTHS
                                                  ENDED
                                                 4/30/98                           YEAR ENDED OCTOBER 31,
                                                (UNAUDITED)     1997          1996          1995          1994          1993
                                                ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period              $ 9.66         $ 9.47        $ 9.60        $ 8.88        $ 9.87        $ 9.91
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.26           0.55          0.52          0.55          0.64          0.62(1)
  Net realized and unrealized gain (loss)           0.07           0.17         (0.15)         0.72         (1.02)         0.34
                                                ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS                0.33           0.72          0.37          1.27         (0.38)         0.96
                                                ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.31)         (0.53)        (0.50)        (0.55)        (0.45)        (0.62)
  Dividends from net realized gains                   --             --            --            --         (0.02)        (0.38)
  Tax return of capital                               --             --            --            --         (0.14)           --
                                                ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                            (0.31)         (0.53)        (0.50)        (0.55)        (0.61)        (1.00)
                                                ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                           0.02           0.19         (0.13)         0.72         (0.99)        (0.04)
                                                ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                    $ 9.68         $ 9.66        $ 9.47        $ 9.60        $ 8.88        $ 9.87
                                                ---------     ---------     ---------     ---------     ---------     ---------
                                                ---------     ---------     ---------     ---------     ---------     ---------
Total return(2)                                     3.43%(4)       7.85%         4.05%        14.81%        (3.98)%       10.18%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $173,310       $182,250      $208,552      $235,879      $262,157       $57,072
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                0.98%(3)       0.98%         1.03%         0.99%         0.98%         0.75%
  Net investment income                             5.43%(3)       5.63%         5.55%         6.01%         5.92%         6.19%
Portfolio turnover                                   159%(4)        377%          379%          178%          101%          264%

                                                                             CLASS B
                                                -----------------------------------------------------------------
                                                   SIX                                                    FROM
                                                 MONTHS                                                 INCEPTION
                                                  ENDED                                                  2/24/94
                                                 4/30/98             YEAR ENDED OCTOBER 31,                TO
                                                (UNAUDITED)     1997          1996          1995        10/31/94
                                                ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period             $ 9.60          $ 9.45        $ 9.58        $ 8.86     $ 9.61
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.23           0.47          0.44          0.48         0.39
  Net realized and unrealized gain (loss)           0.06           0.17         (0.14)         0.72        (0.75)
                                                ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS                0.29           0.64          0.30          1.20        (0.36)
                                                ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.27)         (0.49)        (0.43)        (0.48)       (0.30)
  Dividends from net realized gains                   --             --            --            --           --
  Tax return of capital                               --             --            --            --        (0.09)
                                                ---------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                            (0.27)         (0.49)        (0.43)        (0.48)       (0.39)
                                                ---------     ---------     ---------     ---------     ---------
Change in net asset value                           0.02           0.15         (0.13)         0.72        (0.75)
                                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                    $ 9.62         $ 9.60        $ 9.45        $ 9.58       $ 8.86
                                                ---------     ---------     ---------     ---------     ---------
                                                ---------     ---------     ---------     ---------     ---------
Total return(2)                                     3.09%(4)       6.94%         3.39%        13.82%       (3.83)%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)           $6,177         $5,321        $4,875        $3,655       $1,238
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.73%(3)       1.71%         1.78%         1.73%        2.00%(3)
  Net investment income                             4.70%(3)       4.91%         4.79%         5.23%        4.49%(3)
Portfolio turnover                                   159%(4)        377%          379%          178%         101%

(1) Includes reimbursement of operating expenses by investment adviser of $0.03.
(2) Maximum sales load is not reflected in the total return calculation.
(3) Annualized
(4) Not annualized

                       See Notes to Financial Statements                      45

PHOENIX MONEY MARKET FUND SERIES
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Money Market Fund is designed for conservative investors seeking high current income with minimal risk of capital.

INVESTMENT ADVISER'S REPORT
  Phoenix Money Market Fund continued to perform well during this six-month reporting period. As of April 30, 1998, current yield was 4.92% for Class A shares and 4.16% for Class B shares compared with an average money market yield of 4.91% as reported in IBC's Money Market Fund Insight.* Current yield is a seven-day annualized yield computed by dividing the average net income earned per share during the seven days preceding the date of calculation by the average daily net asset value per share for the same period, multiplied by 365. The Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Fund will maintain a stable net asset value of $1.00 per share.

  Ongoing concerns about the turmoil in Southeast Asia and unstable markets globally have persisted over the reporting period. As a result, short-term money markets continued to experience high volatility. Moderate to strong domestic growth in the fourth quarter of 1997 and the first quarter of 1998 has led to ongoing confusion over the impact that the foreign markets will have on domestic markets. The Federal Reserve has moved from a neutral policy position to a bias toward tightening rates.

  During this time, we continued to maintain a market neutral strategy given the ongoing volatility in the markets, while looking for trading opportunities in variable-rate and corporate securities. We continue to emphasize high-quality commercial paper and variable-rate securities to enhance yield. The Fund's average credit quality remained A1/P1. The Fund's credit quality is based solely on the creditworthiness of the investments in the portfolios and does not apply to the stability or safety of the Fund.

OUTLOOK
  Volatility in the short-term markets is likely to continue as the market questions whether the strong economy and low unemployment will ultimately lead to higher inflation. In addition, the market seems to have mixed views on whether the effects of the Asian turmoil will result in slower domestic growth, alleviating the need for any move by the Federal Reserve to tighten rates.

  * The Donoghue Money Fund Average is an average of all major first-tier government money market funds as reported in IBC's Money Market Fund Insight.

PHOENIX MONEY MARKET FUND SERIES
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

  FACE
  VALUE                                            INTEREST    MATURITY
  (000)                 DESCRIPTION                  RATE        DATE         VALUE
---------   -----------------------------------    ---------   ---------   -----------
FEDERAL AGENCY SECURITIES--5.5%
$   7,500   SLMA.................................      6.00%     6/30/98   $ 7,500,000
      850   FNMA.................................      9.40      8/10/98       857,891
      250   FFCB.................................      5.70       9/2/98       249,989
      500   FFCB.................................      5.60      10/1/98       499,852
                                                                           -----------
                                                                             9,107,732
TOTAL FEDERAL AGENCY SECURITIES.........................................
                                                                           -----------

                                                                 RESET
                                                                 DATE
                                                               ---------
FEDERAL AGENCY SECURITIES--VARIABLE--32.2% (B)
    4,500   FFCB (final maturity 4/1/99).........      5.44      5/1/98      4,500,000
   10,500   FFCB (final maturity 7/24/00)........      5.79      5/1/98     10,502,645
      702   SBA (final maturity 1/25/21).........      6.00      5/1/98        701,415
    3,000   FNMA (final maturity 4/9/99).........      5.54      5/5/98      2,998,590
    3,000   FNMA (final maturity 11/9/98)........      5.57      5/5/98      2,999,542
    5,000   SLMA (final maturity 11/9/98)........      5.28      5/5/98      5,000,000
    2,000   SLMA (final maturity 2/22/99)........      5.27      5/5/98      2,000,000
    3,000   SLMA (final maturity 3/7/01).........      5.33      5/5/98      3,000,000
    3,500   SLMA (final maturity 11/10/98).......      5.26      5/5/98      3,499,022
    3,000   FNMA (final maturity 12/14/98).......      5.32     6/14/98      2,998,975
    2,500   FNMA (final maturity 6/19/98)........      5.60     6/19/98      2,500,239
    3,000   FHLMC (final maturity 6/22/98).......      5.44     6/22/98      2,999,789
    3,000   SBA (final maturity 4/25/22).........      6.00      7/1/98      3,000,000
      967   SBA (final maturity 5/25/21).........      6.00      7/1/98        966,125
    2,982   SBA (final maturity 10/25/22)........      6.00      7/1/98      2,978,663
    3,000   SBA (final maturity 2/25/23).........      6.00      7/1/98      3,000,000
                                                                           -----------
                                                                            53,645,005
TOTAL FEDERAL AGENCY SECURITIES-- VARIABLE..............................
                                                                           -----------

                                       STANDARD
                                       & POOR'S                MATURITY
                                        RATING                   DATE
                                       ---------               ---------
COMMERCIAL PAPER--55.6%
      448   Receivables Capital
            Corp.....................  A-1+            5.59       5/1/98       448,000
    5,000   Goldman, Sachs & Co......  A-1+            5.55       5/5/98     4,996,917
    4,500   Private Export Funding
            Corp.....................  A-1+            5.56       5/6/98     4,496,525
    6,000   Preferred Receivables
            Funding Corp.............  A-1             5.55       5/7/98     5,994,451
    3,000   AlliedSignal Inc.........  A-1             5.50       5/8/98     2,996,780
    2,210   Ciesco L.P...............  A-1+            5.57       5/8/98     2,207,606
    1,092   BellSouth
            Telecommunications,
            Inc......................  A-1+            5.57      5/11/98     1,090,310
      550   Potomac Electric Power
            Co.......................  A-1             5.52      5/11/98       549,157

  FACE                                 STANDARD
  VALUE                                & POOR'S    INTEREST    MATURITY
  (000)            DESCRIPTION          RATING       RATE        DATE         VALUE
---------   -------------------------  ---------   ---------   ---------   -----------
COMMERCIAL PAPER--CONTINUED
$     150   General Electric Capital
            Corp.....................  A-1+            5.58%     5/12/98   $   149,744
      900   Enterprise Funding
            Corp.....................  A-1+            5.55      5/14/98       898,196
    3,190   BellSouth Capital Funding
            Corp.....................  A-1+            5.50      5/15/98     3,183,177
    2,730   Goldman, Sachs & Co......  A-1+            5.50      5/15/98     2,724,150
    3,080   Greenwich Funding
            Corp.....................  A-1+            5.53      5/18/98     3,071,957
    1,450   Deutsche Bank Financial
            Corp.....................  A-1+            5.52      5/22/98     1,445,331
    2,105   General Re. Corp.........  A-1+            5.50      5/22/98     2,098,222
      730   Enterprise Funding
            Corp.....................  A-1+            5.53      5/26/98       727,196
    2,500   Merrill Lynch & Co.,
            Inc......................  A-1+            5.52      5/26/98     2,490,417
    5,000   General Electric Capital
            Corp.....................  A-1+            5.51      5/28/98     5,000,000
    2,885   Cargill, Inc.............  A-1+            5.49       6/1/98     2,871,361
    3,000   Enterprise Funding
            Corp.....................  A-1+            5.52       6/8/98     2,982,520
    1,500   Corporate Asset Funding
            Co., Inc.................  A-1+            5.50      6/11/98     1,491,979
    3,000   Corporate Asset Funding
            Co., Inc.................  A-1+            5.50      6/11/98     2,981,208
    1,300   General Re. Corp.........  A-1+            5.53      6/11/98     1,291,813
    3,738   Receivables Capital
            Corp.....................  A-1+            5.52      6/11/98     3,714,500
    1,670   Corporate Receivables
            Corp.....................  A-1+            5.50      6/12/98     1,659,284
    3,500   CXC, Inc.................  A-1+            5.52      6/12/98     3,477,460
    3,500   Corporate Receivables
            Corp.....................  A-1+            5.54      6/15/98     3,475,763
    1,500   CXC, Inc.................  A-1+            5.45      6/15/98     1,489,781
    1,305   Enterprise Funding
            Corp.....................  A-1+            5.40      6/19/98     1,295,408
    2,500   Greenwich Funding
            Corp.....................  A-1+            5.54      6/19/98     2,481,148
    1,500   CXC, Inc.................  A-1+            5.54      6/25/98     1,487,304
    1,099   Enterprise Funding
            Corp.....................  A-1+            5.44      7/15/98     1,086,600
    2,500   Private Export Funding
            Corp.....................  A-1+            5.48      7/17/98     2,470,697

                       See Notes to Financial Statements                      47

PHOENIX MONEY MARKET FUND SERIES
------------------------------------------------------

  FACE                                 STANDARD
  VALUE                                & POOR'S    INTEREST    MATURITY
  (000)            DESCRIPTION          RATING       RATE        DATE         VALUE
---------   -------------------------  ---------   ---------   ---------   -----------
COMMERCIAL PAPER--CONTINUED
$   1,410   Enterprise Funding
            Corp.....................  A-1+            5.50%     7/29/98   $ 1,390,827
    2,160   Private Export Funding
            Corp.....................  A-1+            5.36       8/3/98     2,129,770
    2,050   Preferred Receivables
            Funding Corp.............  A-1             5.42      8/10/98     2,018,828
    2,500   CXC, Inc.................  A-1+            5.47      9/16/98     2,447,579
    3,000   Beta Finance, Inc........  A-1+            5.44      9/24/98     2,933,813
    3,000   Beta Finance, Inc........  A-1+            5.48      9/30/98     2,930,840
                                                                           -----------
                                                                            92,676,619
TOTAL COMMERCIAL PAPER..................................................
                                                                           -----------
MEDIUM-TERMS NOTES--9.1%
    3,500   Associates Corporation of
            North America............  AA-             5.51      7/20/98     3,497,298
    3,100   Associates Corporation of
            North America............  AA-            6.375      8/15/98     3,103,915
    3,000   Associates Corporation of
            North America............  AA-             6.50       9/9/98     3,006,576

  FACE                                 STANDARD
  VALUE                                & POOR'S    INTEREST    MATURITY
  (000)            DESCRIPTION          RATING       RATE        DATE         VALUE
---------   -------------------------  ---------   ---------   ---------   -----------
MEDIUM-TERMS NOTES--CONTINUED
$   2,500   Pitney Bowes Credit
            Medium Term Note.........  A-1+           6.305%     9/23/98   $ 2,504,944
      575   General Electric Capital
            Corp.....................  A-1+            8.10      1/26/99       584,121
    2,500   Beta Finance Inc.........  A-1+            5.73      3/16/99     2,499,981
                                                                           -----------
                                                                            15,196,835
TOTAL MEDIUM TERM NOTES.................................................
                                                                           -----------
CERTIFICATES OF DEPOSIT--1.8%
    3,000   Deutsche Bank Financial,
            Inc......................  A-1+            5.75       3/5/99     2,998,789
                                                                           -----------
                                                                             2,998,789
TOTAL CERTIFICATES OF DEPOSIT...........................................
                                                                           -----------

                                                                           173,624,980(a)
TOTAL INVESTMENTS--104.2%
  (Identified cost $173,624,980)........................................
                                                                            (7,043,846)
  Cash and receivables, less liabilities--4.2%..........................
                                                                           -----------
                                                                           $166,581,134
NET ASSETS--100.0%......................................................
                                                                           -----------
                                                                           -----------

(a) Federal Income Tax Information: At April 30, 1998, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.

48                     See Notes to Financial Statements

PHOENIX MONEY MARKET FUND SERIES
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $173,624,980)                              $  173,624,980
Cash                                                                 104,851
Receivables
  Interest                                                           976,272
  Fund shares sold                                                   712,613
                                                              --------------
    Total Assets                                                 175,418,716
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          8,456,614
  Dividend distributions                                             151,988
  Transfer agent fee                                                  86,817
  Investment advisory fee                                             58,533
  Trustees' fee                                                        9,123
  Financial agent fee                                                  7,662
  Distribution fee                                                     7,557
Accrued expenses                                                      59,288
                                                              --------------
    Total liabilities                                              8,837,582
                                                              --------------
NET ASSETS                                                    $  166,581,134
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of benefical interest               $  166,581,134
                                                              --------------
NET ASSETS                                                    $  166,581,134
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $154,222,543)              154,222,543
Net asset value and offering price per share                           $1.00

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,358,591)                12,358,591

Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $ 5,181,230
                                                              -----------
    Total investment income                                     5,181,230
                                                              -----------
EXPENSES
Investment advisory fee                                           365,139
Distribution fee--Class B                                          44,944
Financial agent fee                                                47,423
Transfer agent                                                    197,890
Registration                                                       19,173
Professional                                                       14,879
Custodian                                                          13,443
Printing                                                           11,448
Trustees                                                           10,497
Miscellaneous                                                         866
                                                              -----------
    Total expenses                                                725,702
                                                              -----------
NET INVESTMENT INCOME                                         $ 4,455,528
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements                      49

PHOENIX MONEY MARKET FUND SERIES
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            APRIL 30, 1998     YEAR ENDED
                                                                                             (UNAUDITED)    OCTOBER 31, 1997
                                                                                            --------------  -----------------
FROM OPERATIONS
  Net investment income                                                                      $  4,455,528    $     9,307,014
                                                                                            --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                               (4,205,545)        (8,890,389)
  Net investment income--Class B                                                                 (249,983)          (416,625)
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    (4,455,528)        (9,307,014)
                                                                                            --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (460,482,893 and 732,054,689 shares, respectively)            460,482,893        732,054,689
  Net asset value of shares issued from reinvestment of distributions
    (3,781,171 and 8,138,566 shares, respectively)                                              3,781,171          8,138,566
  Cost of shares repurchased (498,736,224 and 744,357,959 shares, respectively)              (498,736,224)      (744,357,959)
                                                                                            --------------  -----------------
Total                                                                                         (34,472,160)        (4,164,704)
                                                                                            --------------  -----------------
CLASS B
  Proceeds from sales of shares (14,919,342 and 35,539,707 shares, respectively)               14,919,342         35,539,707
  Net asset value of shares issued from reinvestment of distributions
    (202,594 and 329,335 shares, respectively)                                                    202,594            329,335
  Cost of shares repurchased (17,776,721 and 31,078,203 shares, respectively)                 (17,776,721)       (31,078,203)
                                                                                            --------------  -----------------
Total                                                                                          (2,654,785)         4,790,839
                                                                                            --------------  -----------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (37,126,945)           626,135
                                                                                            --------------  -----------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                       (37,126,945)           626,135
NET ASSETS
  Beginning of period                                                                         203,708,079        203,081,944
                                                                                            --------------  -----------------
  END OF PERIOD                                                                              $166,581,134    $   203,708,079
                                                                                            --------------  -----------------
                                                                                            --------------  -----------------

50                     See Notes to Financial Statements

PHOENIX MONEY MARKET FUND SERIES
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                               -------------------------------------------------------------------------------
                                                  SIX
                                                MONTHS
                                                 ENDED
                                                4/30/98                           YEAR ENDED OCTOBER 31,
                                               UNAUDITED       1997          1996          1995          1994          1993
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period           $   1.00      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.024          0.048         0.047         0.053         0.032         0.025(1)
                                               ---------     ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS              0.024          0.048         0.047         0.053         0.032         0.025
                                               ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.024)        (0.048)       (0.047)       (0.053)       (0.032)       (0.025)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                            --             --            --            --            --            --
                                               ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $   1.00      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               ---------     ---------     ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total return                                       2.47%(3)       4.76%         4.67%         5.32%         3.20%         2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $154,223       $188,695      $192,859      $193,534      $196,566      $170,334
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               0.75%(2)       0.79%         0.84%         0.71%         0.85%         0.85%
  Net investment income                            4.93%(2)       4.76%         4.68%         5.31%         3.19%         2.53%

                                                                            CLASS B
                                               -----------------------------------------------------------------
                                                  SIX                                                    FROM
                                                MONTHS                                                 INCEPTION
                                                 ENDED                                                  7/15/94
                                                4/30/98             YEAR ENDED OCTOBER 31,                TO
                                               UNAUDITED       1997          1996          1995        10/31/94
                                               ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period           $   1.00      $    1.00     $    1.00     $    1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.020          0.040         0.039         0.046        0.007
                                               ---------     ---------     ---------     ---------     ---------
    TOTAL FROM INVESTMENT OPERATIONS              0.020          0.040         0.039         0.046        0.007
                                               ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.020)        (0.040)       (0.039)       (0.046)      (0.007)
                                               ---------     ---------     ---------     ---------     ---------
Change in net asset value                            --             --            --            --           --
                                               ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                 $   1.00      $    1.00     $    1.00     $    1.00     $   1.00
                                               ---------     ---------     ---------     ---------     ---------
                                               ---------     ---------     ---------     ---------     ---------
Total return                                       2.09%(3)       4.02%         3.93%         4.63%        0.70%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $ 12,359      $  15,013     $  10,223     $   8,506     $  2,086
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.50%(2)       1.55%         1.59%         1.44%        1.60%(2)
  Net investment income                            4.17%(2)       4.02%         3.92%         4.62%        3.46%(2)

(1) Includes reimbursement of operating expenses by investment adviser of $0.0001.
(2) Annualized
(3) Not annualized

                       See Notes to Financial Statements                      51

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Series has distinct investment objectives. The Balanced Fund Series seeks to provide reasonable income, long-term capital growth and conservation of capital. The Convertible Fund Series seeks as its investment objectives income and the potential for capital appreciation; these objectives are to be considered as relatively equal. The Growth Fund Series seeks long-term appreciation of capital. The Aggressive Growth Fund Series seeks appreciation of capital through the use of aggressive investment techniques. The High Yield Fund Series seeks to provide high current income. The U.S. Government Securities Fund Series seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Money Market Fund Series seeks to provide as high a level of current income consistent with capital preservation and liquidity.

  Each Series offers both Class A and Class B shares and, additionally, High Yield Fund Series offers Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED) (CONTINUED)

date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

Each of the Series, except U.S. Government Securities Fund Series and Money Market Fund Series, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. SECURITY LENDING:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 1998, the Trust had the following amounts of security loans;

                                                       VALUE OF
                                       VALUE OF       SECURITIES
                                      COLLATERAL       ON LOAN
                                     ------------    ------------
Balanced Fund Series...............  $ 10,481,900    $ 10,527,055
Convertible Fund Series............     2,493,800       2,349,844
Growth Fund Series.................    18,382,410      18,492,109
Aggressive Growth Fund Series......     9,420,640       9,198,168
U.S. Government Securities Fund
  Series...........................    15,583,250      15,080,999
Money Market Fund Series...........     1,020,000         999,350

H. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

I. OPTIONS:

  The Trust, except for U.S. Government and Money Market Series, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Series, except for U.S. Government and Money Market Series, any purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED) (CONTINUED)

Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

NOTE 2. INVESTMENT ADVISORY FEE AND
        RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                      1ST $1        $1-2
SERIES                                BILLION      BILLION    $2+ BILLION
----------------------------------  -----------  -----------  -----------
Growth Fund Series................        0.70%        0.65%        0.60%
Aggressive Growth Fund Series.....        0.70%        0.65%        0.60%
Convertible Fund Series...........        0.65%        0.60%        0.55%
High Yield Fund Series............        0.65%        0.60%        0.55%
Balanced Fund Series..............        0.55%        0.50%        0.45%
U.S. Government Securities Fund
  Series..........................        0.45%        0.40%        0.35%
Money Market Fund Series..........        0.40%        0.35%        0.30%

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund Series to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

  Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $274,420 for Class A shares and deferred sales charges of $318,977 for Class B shares and $0 for Class C shares, for the six months ended April 30, 1998. In addition, each Series except the Money Market Fund Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the High Yield Fund Series applied to the average daily net assets of each Series; the distribution fee for the Money Market Fund Series is 0% and 0.75% for Class A and Class B, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 1998, $1,676,861 was earned by the Distributor, $5,381,202 was earned by unaffiliated participants, and $716,007 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 1998, transfer agent fees were $3,620,204 of which PEPCO retained $1,570,783 which is net of fees paid to State Street.

  At April 30, 1998, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                     AGGREGATE
                                                     NET ASSET
                                          SHARES       VALUE
                                         ---------  -----------
Aggressive Growth Fund Series Class
  B....................................     14,429   $ 221,625
High Yield Fund Series Class A.........        414       3,876
High Yield Fund Series C...............     10,741     100,537
U.S. Government Securities Fund Series
  Class A..............................        309       2,993
Money Market Fund Series Class A.......    434,569     434,569

NOTE 3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended April 30, 1998 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                    PURCHASES        SALES
                                  -------------  -------------
Balanced Fund Series............  $1,134,399,927 $ 972,644,429
Convertible Fund Series.........    141,145,829    155,786,710
Growth Fund Series..............  2,031,015,770  1,752,209,706
Aggressive Growth Fund Series...  1,173,868,928  1,158,223,197
High Yield Fund Series..........    394,130,020    342,287,577
U.S. Government Securities Fund
  Series........................     52,930,303     22,595,164

  Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 1998, aggregated the following:

                                    PURCHASES        SALES
                                  -------------  -------------
Balanced Fund Series............  $ 201,496,809  $ 385,930,552
High Yield Fund Series..........     22,927,502     43,315,547
U.S. Government Securities Fund
  Series........................    227,697,755    260,286,321

NOTE 4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED) (CONTINUED)

NOTE 5. CAPITAL LOSS CARRYOVERS

  The following Series have capital loss carryforwards which may be used to offset future capital gains.

                                           U.S. GOVERNMENT
                              HIGH YIELD      SECURITIES
EXPIRATION DATE               FUND SERIES    FUND SERIES
----------------------------  -----------  ----------------
1998........................  $66,472,552    $  1,816,304
2002........................   14,103,053       8,684,579
2003........................   46,929,335              --
2004........................           --       2,433,827
                              -----------  ----------------
  Total.....................  $127,504,940   $ 12,934,710
                              -----------  ----------------
                              -----------  ----------------

  Included in the High Yield Fund Series amount expiring in 1998, $46,426,813 was acquired in connection with the merger of the National Bond Fund.

NOTE 6. SUBSEQUENT EVENT DISCLOSURE

  On May 27, 1998, the Board of Trustees of Phoenix Series Fund unanimously approved an Agreement and Plan of Reorganization relating to the proposed combination of the Phoenix Convertible Fund Series and Phoenix Income and Growth Fund.

  Pursuant to the Agreement, the Convertible Fund will transfer all or substantially all of its assets to the Income and Growth Fund in exchange for shares of the Income and Growth Fund and the assumption by the Income and Growth Fund of certain identified liabilities of the Convertible Fund. Following the exchange, the Convertible Fund will distribute the shares of the Income and Growth Fund to its shareholders pro rata, in liquidation of the Convertible Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Convertible Fund.

  This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

WHAT IS THE PHOENIX SERIES FUND?

  Phoenix Series Fund is your investment for a lifetime! Consisting of seven individual portfolios, each with a separate investment objective, the Series Fund is a mutual fund designed to provide you with convenience and flexibility in making your investment decisions. As your personal financial needs change, you can easily redirect your investment to a more suitable portfolio within the Series Fund.

WHO MANAGES MY FUND?

  Phoenix Investment Counsel, Inc. provides skilled and professional management services, including investment selection and portfolio supervision.

WHY ARE THERE SEVEN FUNDS?

  We have designed seven separate funds, each with different investment objectives, in order to meet a variety of investment goals.

  PHOENIX BALANCED FUND SERIES seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital.

  PHOENIX CONVERTIBLE FUND SERIES seeks as its investment objectives income and the potential for capital appreciation; these objectives are to be considered relatively equal.

  PHOENIX GROWTH FUND SERIES seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective.

  PHOENIX HIGH YIELD FUND SERIES seeks as its investment objective high current income. Capital growth is a secondary objective which will also be considered when consistent with the primary objective of high current income.

  PHOENIX MONEY MARKET FUND SERIES seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

  PHOENIX AGGRESSIVE GROWTH FUND SERIES seeks as its investment objective appreciation of capital through the use of aggressive investment techniques.

  PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES seeks as its investment objective a high level of current income consistent with safety of principal.

WHAT IF MY FINANCIAL NEEDS CHANGE?

  Just call us. At your request, the value of shares in any account can be exchanged toward the purchase of shares of any other fund within the Series Fund by using the Exchange Privilege.

HOW DOES THE EXCHANGE PRIVILEGE WORK?

  Our Exchange Privilege offers the flexibility needed to assure the most suitable portfolio throughout your lifetime. At any time you may redirect some or all of your present holdings into another fund in the Series Fund which better serves your needs. Just call us with the details. We'll process the exchange free of charge. The toll-free number to call with your exchange request is 800-367-5877. The exchange privilege may be modified or terminated, as noted in the prospectus.

HOW DO I MAKE ADDITIONAL INVESTMENTS?

  Send your check directly to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Please include either the bottom section of your confirmation statement or a simple letter of instruction.

CAN I MAKE AUTOMATIC MONTHLY INVESTMENTS?

  You may authorize automatic monthly investments for as little as $25 to be made directly from your personal checking account. An application is available from the Series Fund.

CAN I ESTABLISH AN INDIVIDUAL RETIREMENT ACCOUNT (IRA) WITH PHOENIX SERIES FUND?

  Yes! The Phoenix Series Fund is an appropriate investment vehicle for qualified retirement plans including IRAs, Keoghs, Pension and Profit Sharing Plans.

HOW DO I ESTABLISH AND IRA?

  Just call us at 800-243-4361.

HOW MUCH CAN I INVEST INTO AN IRA?

  Individuals may invest up to $2,000 or 100% or earned income, whichever is less. If you have an unemployed spouse, the maximum contribution could increase to $2,250.

WHAT ARE THE TAX ADVANTAGES OF ESTABLISHING AN IRA?

  Individuals who meet the deductibility requirements may deduct their yearly IRA contributions from their taxable income, and thus, pay less tax. Additionally, the account's earnings still accumulate tax-free until you withdraw your money at retirement.

WHO CAN ANSWER MY QUESTIONS?

  Most questions can be answered by our Customer Service Department. We are equipped with computer terminals which allow quick and easy access to information on your account. In most cases, your questions can be answered by calling us toll-free at 800-243-1574.

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
J. Roger Engemann, Senior Vice President
James E. Mair, Senior Vice President
William J. Newman, Senior Vice President
John S. Tilson, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Steven L. Colton, Vice President
John M. Hamlin, Vice President
John D. Kattar, Vice President
William E. Keen, III, Vice President
Christopher J. Kelleher, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Christopher J. Saner, Vice President
Julie L. Sapia, Vice President
Andrew Szabo, Vice President
Pierre G. Trinque, Vice President
Nancy C. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

                                                        ---------------
PHOENIX FUNDS                                           BULK RATE MAIL
P.O. Box 2200                                            U.S. POSTAGE
Enfield CT 06083-2200                                        PAID
                                                        SPRINGFIELD, MA
                                                         PERMIT NO. 444
                                                        ---------------

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